UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21872

Mutual Fund Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

CT CORPORATION SYSTEM
1300 EAST NINTH STREET, CLEVELAND, OH 44114
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	6/30

Date of reporting period:	12/31/2024

Item 1. Reports to Stockholders.

(a)       Tailored Shareholder Report

Catalyst Dynamic Alpha Fund

Class A (CPEAX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Dynamic Alpha Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.38%

Fund Statistics

  Net Assets$129,153,873
  Number of Portfolio Holdings35
  Advisory Fee (net of waivers)$576,606
  Portfolio Turnover43%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.0%
Money Market Funds	8.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-8.1%
Money Market Funds	0.6%
Energy	3.0%
Health Care	4.7%
Real Estate	5.0%
Consumer Staples	5.2%
Collateral for Securities Loaned	8.1%
Consumer Discretionary	14.8%
Industrials	19.5%
Financials	21.5%
Technology	25.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	8.1%
Quanta Services, Inc.	6.3%
Deckers Outdoor Corporation	5.2%
Amazon.com, Inc.	5.0%
Taiwan Semiconductor Manufacturing Company Ltd.	4.8%
Apollo Global Management, Inc.	4.7%
Motorola Solutions, Inc.	4.0%
American Express Company	3.9%
Microsoft Corporation	3.8%
Flex Ltd.	3.6%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

Catalyst Dynamic Alpha Fund - Class A (CPEAX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-CPEAX

Catalyst Dynamic Alpha Fund

Class C (CPECX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Dynamic Alpha Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$112	2.15%

Fund Statistics

  Net Assets$129,153,873
  Number of Portfolio Holdings35
  Advisory Fee (net of waivers)$576,606
  Portfolio Turnover43%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.0%
Money Market Funds	8.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-8.1%
Money Market Funds	0.6%
Energy	3.0%
Health Care	4.7%
Real Estate	5.0%
Consumer Staples	5.2%
Collateral for Securities Loaned	8.1%
Consumer Discretionary	14.8%
Industrials	19.5%
Financials	21.5%
Technology	25.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	8.1%
Quanta Services, Inc.	6.3%
Deckers Outdoor Corporation	5.2%
Amazon.com, Inc.	5.0%
Taiwan Semiconductor Manufacturing Company Ltd.	4.8%
Apollo Global Management, Inc.	4.7%
Motorola Solutions, Inc.	4.0%
American Express Company	3.9%
Microsoft Corporation	3.8%
Flex Ltd.	3.6%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

Catalyst Dynamic Alpha Fund - Class C (CPECX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-CPECX

Catalyst Dynamic Alpha Fund

Class I (CPEIX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Dynamic Alpha Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$59	1.13%

Fund Statistics

  Net Assets$129,153,873
  Number of Portfolio Holdings35
  Advisory Fee (net of waivers)$576,606
  Portfolio Turnover43%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.0%
Money Market Funds	8.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-8.1%
Money Market Funds	0.6%
Energy	3.0%
Health Care	4.7%
Real Estate	5.0%
Consumer Staples	5.2%
Collateral for Securities Loaned	8.1%
Consumer Discretionary	14.8%
Industrials	19.5%
Financials	21.5%
Technology	25.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	8.1%
Quanta Services, Inc.	6.3%
Deckers Outdoor Corporation	5.2%
Amazon.com, Inc.	5.0%
Taiwan Semiconductor Manufacturing Company Ltd.	4.8%
Apollo Global Management, Inc.	4.7%
Motorola Solutions, Inc.	4.0%
American Express Company	3.9%
Microsoft Corporation	3.8%
Flex Ltd.	3.6%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

Catalyst Dynamic Alpha Fund - Class I (CPEIX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-CPEIX

Catalyst Energy Infrastructure Fund

Class A (MLXAX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Energy Infrastructure Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	1.68%

Fund Statistics

  Net Assets$365,180,269
  Number of Portfolio Holdings23
  Advisory Fee (net of waivers)$2,029,690
  Portfolio Turnover9%

Asset Weighting (% of total investments)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Canada	16.8%
United States	83.1%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.3%
Energy	99.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	10.5%
Cheniere Energy, Inc.	9.8%
NextDecade Corporation	7.9%
Targa Resources Corporation	7.3%
EnLink Midstream, LLC	7.0%
Kinder Morgan, Inc.	4.5%
Williams Companies, Inc. (The)	4.3%
Enterprise Products Partners, L.P.	4.3%
TC Energy Corporation	4.1%
ONEOK, Inc.	4.1%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

Catalyst Energy Infrastructure Fund - Class A (MLXAX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-MLXAX

Catalyst Energy Infrastructure Fund

Class C (MLXCX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Energy Infrastructure Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$142	2.44%

Fund Statistics

  Net Assets$365,180,269
  Number of Portfolio Holdings23
  Advisory Fee (net of waivers)$2,029,690
  Portfolio Turnover9%

Asset Weighting (% of total investments)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Canada	16.8%
United States	83.1%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.3%
Energy	99.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	10.5%
Cheniere Energy, Inc.	9.8%
NextDecade Corporation	7.9%
Targa Resources Corporation	7.3%
EnLink Midstream, LLC	7.0%
Kinder Morgan, Inc.	4.5%
Williams Companies, Inc. (The)	4.3%
Enterprise Products Partners, L.P.	4.3%
TC Energy Corporation	4.1%
ONEOK, Inc.	4.1%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

Catalyst Energy Infrastructure Fund - Class C (MLXCX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-MLXCX

Catalyst Energy Infrastructure Fund

Class I (MLXIX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Energy Infrastructure Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$84	1.43%

Fund Statistics

  Net Assets$365,180,269
  Number of Portfolio Holdings23
  Advisory Fee (net of waivers)$2,029,690
  Portfolio Turnover9%

Asset Weighting (% of total investments)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Canada	16.8%
United States	83.1%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.3%
Energy	99.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	10.5%
Cheniere Energy, Inc.	9.8%
NextDecade Corporation	7.9%
Targa Resources Corporation	7.3%
EnLink Midstream, LLC	7.0%
Kinder Morgan, Inc.	4.5%
Williams Companies, Inc. (The)	4.3%
Enterprise Products Partners, L.P.	4.3%
TC Energy Corporation	4.1%
ONEOK, Inc.	4.1%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

Catalyst Energy Infrastructure Fund - Class I (MLXIX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-MLXIX

Catalyst Insider Buying Fund

Class A (INSAX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Insider Buying Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	1.54%

Fund Statistics

Net Assets	$16,128,141
Number of Portfolio Holdings	45
Advisory Fee (net of waivers)	$28,063
Portfolio Turnover	44%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	70.0%
Money Market Funds	18.2%
U.S. Government & Agencies	11.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
26.0%
Financials
21.9%
Collateral for Securities Loaned
20.9%
U.S. Treasury Obligations
14.4%
Health Care
14.0%
Consumer Discretionary
8.2%
Industrials
5.6%
Energy
4.7%
Communications
4.6%
Money Market Funds
1.3%
Consumer Staples
0.3%
Liabilities in Excess of Other Assets
-20.8%

Value	Value
Liabilities in Excess of Other Assets	-20.8%
Consumer Staples	0.3%
Money Market Funds	1.3%
Communications	4.6%
Energy	4.7%
Industrials	5.6%
Consumer Discretionary	8.2%
Health Care	14.0%
U.S. Treasury Obligations	14.4%
Collateral for Securities Loaned	20.9%
Financials	21.9%
Technology	26.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	20.9%
UNITED STATES TREAS BILLS DT 103124-103025	14.4%
Arista Networks Inc	4.9%
Oddity Tech Ltd.	4.8%
Murphy USA, Inc.	4.7%
Blue Owl Capital, Inc.	4.4%
Kinsale Capital Group, Inc.	4.4%
Ensign Group, Inc. (The)	4.4%
Medpace Holdings, Inc.	4.1%
Comfort Systems USA, Inc.	4.1%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus dated November 1, 2024 or the Fund's next available prospectus which we expect to be available by November 1, 2025, or call us at 1-844-223-8637. The Adviser has established a wholly owned subsidiary (the “Subsidiary”) organized under the laws of the Cayman Islands. The Adviser may invest up to 25% of the Fund’s total net assets in the Subsidiary. Effective November 18, 2024, Thomas Hamel is Vice-President of Mutual fund Series Trust.

Catalyst Insider Buying Fund - Class A (INSAX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Catalyst Insider Buying Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-INSAX

Catalyst Insider Buying Fund

Class C (INSCX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Insider Buying Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$116	2.30%

Fund Statistics

Net Assets	$16,128,141
Number of Portfolio Holdings	45
Advisory Fee (net of waivers)	$28,063
Portfolio Turnover	44%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	70.0%
Money Market Funds	18.2%
U.S. Government & Agencies	11.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-20.8%
Consumer Staples	0.3%
Money Market Funds	1.3%
Communications	4.6%
Energy	4.7%
Industrials	5.6%
Consumer Discretionary	8.2%
Health Care	14.0%
U.S. Treasury Obligations	14.4%
Collateral for Securities Loaned	20.9%
Financials	21.9%
Technology	26.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	20.9%
UNITED STATES TREAS BILLS DT 103124-103025	14.4%
Arista Networks Inc	4.9%
Oddity Tech Ltd.	4.8%
Murphy USA, Inc.	4.7%
Blue Owl Capital, Inc.	4.4%
Kinsale Capital Group, Inc.	4.4%
Ensign Group, Inc. (The)	4.4%
Medpace Holdings, Inc.	4.1%
Comfort Systems USA, Inc.	4.1%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus dated November 1, 2024 or the Fund's next available prospectus which we expect to be available by November 1, 2025, or call us at 1-844-223-8637. The Adviser has established a wholly owned subsidiary (the “Subsidiary”) organized under the laws of the Cayman Islands. The Adviser may invest up to 25% of the Fund’s total net assets in the Subsidiary. Effective November 18, 2024, Thomas Hamel is Vice-President of Mutual fund Series Trust.

Catalyst Insider Buying Fund - Class C (INSCX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Catalyst Insider Buying Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-INSCX

Catalyst Insider Buying Fund

Class I (INSIX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Insider Buying Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	1.30%

Fund Statistics

Net Assets	$16,128,141
Number of Portfolio Holdings	45
Advisory Fee (net of waivers)	$28,063
Portfolio Turnover	44%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	70.0%
Money Market Funds	18.2%
U.S. Government & Agencies	11.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-20.8%
Consumer Staples	0.3%
Money Market Funds	1.3%
Communications	4.6%
Energy	4.7%
Industrials	5.6%
Consumer Discretionary	8.2%
Health Care	14.0%
U.S. Treasury Obligations	14.4%
Collateral for Securities Loaned	20.9%
Financials	21.9%
Technology	26.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	20.9%
UNITED STATES TREAS BILLS DT 103124-103025	14.4%
Arista Networks Inc	4.9%
Oddity Tech Ltd.	4.8%
Murphy USA, Inc.	4.7%
Blue Owl Capital, Inc.	4.4%
Kinsale Capital Group, Inc.	4.4%
Ensign Group, Inc. (The)	4.4%
Medpace Holdings, Inc.	4.1%
Comfort Systems USA, Inc.	4.1%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus dated November 1, 2024 or the Fund's next available prospectus which we expect to be available by November 1, 2025, or call us at 1-844-223-8637. The Adviser has established a wholly owned subsidiary (the “Subsidiary”) organized under the laws of the Cayman Islands. The Adviser may invest up to 25% of the Fund’s total net assets in the Subsidiary. Effective November 18, 2024, Thomas Hamel is Vice-President of Mutual fund Series Trust.

Catalyst Insider Buying Fund - Class I (INSIX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Catalyst Insider Buying Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-INSIX

Catalyst/Lyons Tactical Allocation Fund

Class A (CLTAX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/Lyons Tactical Allocation Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	1.60%

Fund Statistics

Net Assets	$24,685,292
Number of Portfolio Holdings	26
Advisory Fee (net of waivers)	$90,379
Portfolio Turnover	46%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
24.3%
Technology
22.0%
Consumer Discretionary
20.8%
Health Care
16.8%
Consumer Staples
7.7%
Communications
4.4%
Materials
3.5%
Money Market Funds
0.3%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.3%
Materials	3.5%
Communications	4.4%
Consumer Staples	7.7%
Health Care	16.8%
Consumer Discretionary	20.8%
Technology	22.0%
Industrials	24.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mueller Industries, Inc.	6.0%
WW Grainger, Inc.	4.9%
Vertiv Holdings Company	4.8%
AutoZone, Inc.	4.7%
Lennox International, Inc.	4.7%
Marriott International, Inc., Class A	4.7%
Broadridge Financial Solutions, Inc.	4.7%
Meta Platforms, Inc., Class A	4.4%
Penske Automotive Group, Inc.	4.4%
UnitedHealth Group, Inc.	4.4%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

Catalyst/Lyons Tactical Allocation Fund - Class A (CLTAX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-CLTAX

Catalyst/Lyons Tactical Allocation Fund

Class C (CLTCX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/Lyons Tactical Allocation Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$117	2.35%

Fund Statistics

Net Assets	$24,685,292
Number of Portfolio Holdings	26
Advisory Fee (net of waivers)	$90,379
Portfolio Turnover	46%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.3%
Materials	3.5%
Communications	4.4%
Consumer Staples	7.7%
Health Care	16.8%
Consumer Discretionary	20.8%
Technology	22.0%
Industrials	24.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mueller Industries, Inc.	6.0%
WW Grainger, Inc.	4.9%
Vertiv Holdings Company	4.8%
AutoZone, Inc.	4.7%
Lennox International, Inc.	4.7%
Marriott International, Inc., Class A	4.7%
Broadridge Financial Solutions, Inc.	4.7%
Meta Platforms, Inc., Class A	4.4%
Penske Automotive Group, Inc.	4.4%
UnitedHealth Group, Inc.	4.4%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

Catalyst/Lyons Tactical Allocation Fund - Class C (CLTCX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-CLTCX

Catalyst/Lyons Tactical Allocation Fund

Class I (CLTIX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/Lyons Tactical Allocation Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	1.32%

Fund Statistics

Net Assets	$24,685,292
Number of Portfolio Holdings	26
Advisory Fee (net of waivers)	$90,379
Portfolio Turnover	46%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.3%
Materials	3.5%
Communications	4.4%
Consumer Staples	7.7%
Health Care	16.8%
Consumer Discretionary	20.8%
Technology	22.0%
Industrials	24.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mueller Industries, Inc.	6.0%
WW Grainger, Inc.	4.9%
Vertiv Holdings Company	4.8%
AutoZone, Inc.	4.7%
Lennox International, Inc.	4.7%
Marriott International, Inc., Class A	4.7%
Broadridge Financial Solutions, Inc.	4.7%
Meta Platforms, Inc., Class A	4.4%
Penske Automotive Group, Inc.	4.4%
UnitedHealth Group, Inc.	4.4%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

Catalyst/Lyons Tactical Allocation Fund - Class I (CLTIX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-CLTIX

Catalyst/MAP Global Equity Fund

Class A (CAXAX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/MAP Global Equity Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.21%

Fund Statistics

Net Assets	$73,740,245
Number of Portfolio Holdings	56
Advisory Fee (net of waivers)	$237,873
Portfolio Turnover	12%

Fund Statistics

Value	Value
Common Stocks	92.9%
Exchange-Traded Funds	6.2%
Money Market Funds	0.6%
Preferred Stocks	0.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Staples 20.3%
Communications 15.3%
Health Care 14.8%
Technology 13.5%
Materials 9.2%
Industrials 8.7%
Consumer Discretionary 6.2%
Commodity 4.6%
Energy 2.5%
Utilities 2.3%
Fixed Income 1.6%
Money Market Funds 0.6%
Other Assets in Excess of Liabilities 0.6%

Value	Value
Other Assets in Excess of Liabilities	0.6%
Money Market Funds	0.6%
Fixed Income	1.6%
Utilities	2.3%
Energy	2.5%
Commodity	4.6%
Consumer Discretionary	6.2%
Industrials	8.7%
Materials	9.2%
Technology	13.5%
Health Care	14.8%
Communications	15.3%
Consumer Staples	20.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Gold MiniShares Trust	4.6%
Meta Platforms, Inc., Class A	4.3%
Microsoft Corporation	4.1%
Sanofi	3.9%
Cisco Systems, Inc.	3.6%
Holcim A.G.	3.3%
Nestle S.A.	3.1%
Tetra Tech, Inc.	3.1%
Imperial Brands plc	2.9%
Novartis A.G.	2.9%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

Catalyst/MAP Global Equity Fund - Class A (CAXAX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-CAXAX

Catalyst/MAP Global Equity Fund

Class C (CAXCX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/MAP Global Equity Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	1.97%

Fund Statistics

Net Assets	$73,740,245
Number of Portfolio Holdings	56
Advisory Fee (net of waivers)	$237,873
Portfolio Turnover	12%

Fund Statistics

Value	Value
Common Stocks	92.9%
Exchange-Traded Funds	6.2%
Money Market Funds	0.6%
Preferred Stocks	0.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Money Market Funds	0.6%
Fixed Income	1.6%
Utilities	2.3%
Energy	2.5%
Commodity	4.6%
Consumer Discretionary	6.2%
Industrials	8.7%
Materials	9.2%
Technology	13.5%
Health Care	14.8%
Communications	15.3%
Consumer Staples	20.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Gold MiniShares Trust	4.6%
Meta Platforms, Inc., Class A	4.3%
Microsoft Corporation	4.1%
Sanofi	3.9%
Cisco Systems, Inc.	3.6%
Holcim A.G.	3.3%
Nestle S.A.	3.1%
Tetra Tech, Inc.	3.1%
Imperial Brands plc	2.9%
Novartis A.G.	2.9%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

Catalyst/MAP Global Equity Fund - Class C (CAXCX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-CAXCX

Catalyst/MAP Global Equity Fund

Class I (CAXIX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/MAP Global Equity Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.96%

Fund Statistics

Net Assets	$73,740,245
Number of Portfolio Holdings	56
Advisory Fee (net of waivers)	$237,873
Portfolio Turnover	12%

Fund Statistics

Value	Value
Common Stocks	92.9%
Exchange-Traded Funds	6.2%
Money Market Funds	0.6%
Preferred Stocks	0.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Money Market Funds	0.6%
Fixed Income	1.6%
Utilities	2.3%
Energy	2.5%
Commodity	4.6%
Consumer Discretionary	6.2%
Industrials	8.7%
Materials	9.2%
Technology	13.5%
Health Care	14.8%
Communications	15.3%
Consumer Staples	20.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Gold MiniShares Trust	4.6%
Meta Platforms, Inc., Class A	4.3%
Microsoft Corporation	4.1%
Sanofi	3.9%
Cisco Systems, Inc.	3.6%
Holcim A.G.	3.3%
Nestle S.A.	3.1%
Tetra Tech, Inc.	3.1%
Imperial Brands plc	2.9%
Novartis A.G.	2.9%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

Catalyst/MAP Global Equity Fund - Class I (CAXIX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-CAXIX

(b)       Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 1 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Catalyst Insider Buying Fund
(INSAX, INSCX, INSIX)
Catalyst Energy Infrastructure Fund
(MLXAX, MLXCX, MLXIX)
Catalyst/MAP Global Equity Fund
(CAXAX, CAXCX, CAXIX)
Catalyst/Lyons Tactical Allocation Fund
(CLTAX, CLTCX, CLTIX)
Catalyst Dynamic Alpha Fund
(CPEAX, CPECX, CPEIX)

December 31, 2024

Mutual Fund Series Trust

CATALYST FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS

TABLE OF CONTENTS

Schedules of Investments	Page 1
Statements of Assets and Liabilities	Page 18
Statements of Operations	Page 20
Statements of Changes in Net Assets	Page 22
Financial Highlights	Page 24
Notes to Financial Statements	Page 34
Supplemental Information

CATALYST INSIDER BUYING FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 85.3%
	AEROSPACE & DEFENSE - 0.6%
81	TransDigm Group, Inc.	$102,650

	APPAREL & TEXTILE PRODUCTS - 2.1%
1,650	Deckers Outdoor Corporation(a)	335,099

	ASSET MANAGEMENT - 16.8%
2,820	Apollo Global Management, Inc.	465,751
2,485	Ares Management Corporation, CLASS A(b)	439,920
30,475	Blue Owl Capital, Inc.(b)	708,848
1,855	KKR & Company, Inc.	274,373
1,710	LPL Financial Holdings, Inc.	558,332
1,610	Raymond James Financial, Inc.	250,081
		2,697,305
	AUTOMOTIVE - 0.2%
700	XPEL, Inc.(a)	27,958

	BANKING - 0.6%
2,450	Merchants Bancorp	89,352

	BEVERAGES - 0.2%
1,525	Celsius Holdings, Inc.(a)	40,169

	BIOTECH & PHARMA - 5.0%
5,800	Novo Nordisk A/S - ADR	498,916
4,800	TransMedics Group, Inc.(a)	299,280
		798,196
	ELECTRICAL EQUIPMENT - 0.8%
3,775	Napco Security Technologies, Inc.	134,239

	ENGINEERING & CONSTRUCTION - 4.1%
1,545	Comfort Systems USA, Inc.	655,172

	HEALTH CARE FACILITIES & SERVICES - 8.9%
5,270	Ensign Group, Inc. (The)	700,172

See accompanying notes which are an integral part of these financial statements.

CATALYST INSIDER BUYING FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 85.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 8.9% (Continued)
1,990	Medpace Holdings, Inc.(a)	$661,138
170	UnitedHealth Group, Inc.	85,996
		1,447,306
	INSURANCE - 4.6%
420	Brown & Brown, Inc.	42,848
1,520	Kinsale Capital Group, Inc.(b)	706,998
		749,846
	INTERNET MEDIA & SERVICES - 4.5%
550	Alphabet, Inc., Class A	104,115
33,350	Opera Ltd. - ADR	631,649
		735,764
	LEISURE FACILITIES & SERVICES - 1.1%
4,650	DraftKings, Inc., Class A(a)	172,980

	MACHINERY - 0.1%
115	Veralto Corporation	11,713

	MEDICAL EQUIPMENT & DEVICES - 0.1%
62	Danaher Corporation	14,232

	OIL & GAS PRODUCERS - 4.7%
1,525	Murphy USA, Inc.	765,169

	RETAIL - DISCRETIONARY - 4.4%
65	AutoZone, Inc.(a)	208,130
400	O’Reilly Automotive, Inc.(a)	474,319
100	Ulta Beauty, Inc.(a)	43,493
		725,942
	SEMICONDUCTORS - 0.9%
10,000	ACM Research, Inc., Class A(a)	151,000

	SOFTWARE - 12.1%
5,400	Fortinet, Inc.(a)	510,192
80	Microsoft Corporation	33,720

See accompanying notes which are an integral part of these financial statements.

CATALYST INSIDER BUYING FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 85.3% (Continued)
	SOFTWARE - 12.1% (Continued)
18,280	Oddity Tech Ltd.(a),(b)	$768,125
280	Qualys, Inc.(a)	39,262
1,205	Synopsys, Inc.(a),(b)	584,859
		1,936,158
	TECHNOLOGY HARDWARE - 4.9%
7,140	Arista Networks Inc(a)	789,184

	TECHNOLOGY SERVICES - 8.2%
1,135	Fiserv, Inc.(a)	233,152
906	Mastercard, Inc., Class A	477,072
975	MSCI, Inc.	585,010
80	Visa, Inc., Class A	25,283
		1,320,517
	WHOLESALE - DISCRETIONARY - 0.4%
1,020	Copart, Inc.(a),(b)	58,538

	TOTAL COMMON STOCKS (Cost $12,018,046)	13,758,489

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 14.4%
	U.S. TREASURY BILLS — 14.4%
2,400,000	United States Treasury Bill (c),(d),(g)	—	10/30/25	2,319,971

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,317,901)			2,319,971

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 22.2%
	COLLATERAL FOR SECURITIES LOANED - 20.9%
3,371,641	Mount Vernon Liquid Assets Portfolio, 4.51% (Cost $3,371,641)(e)(f)	3,371,641

See accompanying notes which are an integral part of these financial statements.

CATALYST INSIDER BUYING FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 22.2% (Continued)
	MONEY MARKET FUNDS - 1.3%
214,284	First American Treasury Obligations Fund, Class X, 4.38% (Cost $214,284)(e)	$214,284

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,585,925)	3,585,925

	TOTAL INVESTMENTS - 121.9% (Cost $17,921,872)	$19,664,385
	LIABILITIES IN EXCESS OF OTHER ASSETS - (21.9)%	(3,536,244)
	NET ASSETS - 100.0%	$16,128,141

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan. The total fair value of the securities on loan as of December 31, 2024 was $3,273,442.

(c)	All or a portion of this investment is a holding of the CIBF Fund Ltd.

(d)	Zero coupon bond.

(e)	Rate disclosed is the seven day effective yield as of December 31, 2024.

(f)	Security was purchased with cash received as collateral for securities on loan at December 31, 2024. Total collateral had a value of $3,371,641 at December 31, 2024.

(g)	This security is segregated as Collateral for a Swap Contract.

See accompanying notes which are an integral part of these financial statements.

CATALYST INSIDER BUYING FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

TOTAL RETURN SWAP - (1.1) % +

The CIBC Macro Hedge Index (“CIBQMCRO”) is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the commodity markets. The CIBQMCRO Index is comprised of five rules-based Index components created by CIBC.

Shares	Reference Entity	Frequency	Pay/Receive Fixed Rate	Upfront Payments	Counterparty	Maturity	Notional Amount	Unrealized Depreciation
7,400	CIBC Macro Hedge Index	Monthly	0.5000%	—	CIBC	11/30/2025	(16,383,642.00)	$(171,470)

								$(171,470)
+	This instrument is held by CIBF Fund Ltd.

Additional Information - Total Returns Swap

The following table represents the individual positions and related values within the total return swap as of December 31, 2024.

OPEN LONG FUTURES CONTRACTS
Number of Contracts		Open Long Futures Contracts	Counterparty	Expiration	Notional Amount(a)	Weighted %^	Unrealized Appreciation/ (Depreciation)
1,380		Aluminum Future(b)	CIBC	3/17/2025	$68,274	0.08%	$(1,199)
31		AUD/USD Future(b)	CIBC	3/17/2025	1,898,515	2.25%	$(309)
4		CAD/USD Future(b)	CIBC	3/18/2025	1,914,649	2.27%	2,197
6,128		Gasoil Future(b)	CIBC	3/12/2025	3,517	0.00%	116
24		GBP/USD Future(b)	CIBC	3/17/2025	6,968,206	8.25%	5,010,497
124		Nickel Future(b)	CIBC	3/17/2025	3,718	0.00%	(215)
20		ULS Diesel Future(b)	CIBC	2/28/2025	51,165	0.06%	1,386
5		Zinc Future(b)	CIBC	3/17/2025	48,846	0.06%	(1,564)
		NET UNREALIZED APPRECIATION FROM OPEN LONG FUTURES CONTRACTS					$5,010,909

OPEN SHORT FUTURES CONTRACTS
Number of Contracts		Open Short Futures Contracts	Counterparty	Expiration	Notional Amount(a)	Weighted %^	Unrealized Appreciation/ (Depreciation)
0	*	3 Month SOFR Future(b)	CIBC	6/16/2026	$(59,721,014)	70.7%	$(6,229,599)
1,549,535		CHF/USD Future(b)	CIBC	3/17/2025	(8,053,833)	9.5%	73,300
19		Copper Future(b)	CIBC	3/27/2025	—	0.0%	—
545		Corn Future Future(b)	CIBC	3/14/2025	—	0.0%	—
19,021		Euro FX Curency Future(b)	CIBC	3/17/2025	(1,449,818)	1.7%	(114,390)
24		JPY/USD Future(b)	CIBC	3/17/2025	(1,449,554)	1.7%	(85,579)
0	*	Natural Gas Future(b)	CIBC	2/26/2025	(453,276)	0.5%	(44,858)
8		RBOB Gasoline Future(b)	CIBC	2/28/2025	(19,409)	0.0%	(140.00)
187		Soybean Future(b)	CIBC	3/14/2025	(2,841)	0.0%	(20)
366		Wheat Future(b)	CIBC	3/14/2025	—	0.0%	—
27		WTI Crude Oil Future(b)	CIBC	2/20/2025	(5,751)	0.0%	$(153)
		NET UNREALIZED DEPRECIAITON FROM OPEN SHORT FUTURES CONTRACTS					$(6,401,439)
*	Less than 1 contract.

^	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 2.75%.

(a)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(b)	All or a portion of this investment is a holding of the CIBF Fund Ltd.

See accompanying notes which are an integral part of these financial statements.

CATALYST ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6%
	OIL & GAS PRODUCERS – 99.6%
166,449	Cheniere Energy, Inc.	$35,764,896
130,782	DT Midstream, Inc.	13,003,654
353,378	Enbridge, Inc.	14,993,829
1,953,355	Energy Transfer, L.P.	38,266,225
1,814,534	EnLink Midstream, LLC	25,675,656
496,741	Enterprise Products Partners, L.P.	15,577,798
337,310	Gibson Energy, Inc.	5,743,484
195,231	Hess Midstream, L.P., Class A	7,229,404
212,964	Keyera Corporation	6,511,764
607,158	Kinder Morgan, Inc.	16,636,129
245,554	Kinetik Holdings, Inc.	13,925,367
295,262	MPLX, L.P.	14,131,239
550,000	New Fortress Energy, Inc.	8,316,000
3,750,486	NextDecade Corporation(a)	28,916,246
149,706	ONEOK, Inc.	15,030,482
377,260	Pembina Pipeline Corporation	13,939,757
750,930	Plains GP Holdings, L.P., Class A	13,802,093
210,379	South Bow Corporation	4,958,633
149,644	Targa Resources Corporation	26,711,454
325,543	TC Energy Corporation	15,147,516
353,344	Western Midstream Partners, L.P.	13,579,010
289,596	Williams Companies, Inc. (The)	15,672,937
		363,533,573

	TOTAL COMMON STOCKS (Cost $229,662,936)	363,533,573

See accompanying notes which are an integral part of these financial statements.

CATALYST ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.3%
	MONEY MARKET FUND - 0.3%
1,228,251	First American Treasury Obligations Fund, Class X, 4.38% (Cost $1,228,251)(b)	$1,228,251

	TOTAL INVESTMENTS - 99.9% (Cost $230,891,187)	$364,761,824
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	418,445
	NET ASSETS - 100.0%	$365,180,269

LLC	- Limited Liability Company

LP	- Limited Partnership

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2024.

See accompanying notes which are an integral part of these financial statements.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 92.3%
	ADVERTISING & MARKETING - 0.6%
256,280	Havas BV(a)	$430,735

	AEROSPACE & DEFENSE - 2.5%
68,840	Kratos Defense & Security Solutions, Inc.(a)	1,815,999

	BEVERAGES - 4.6%
80,000	Arca Continental COM NPV	661,979
5,739	Diageo plc - ADR	729,599
4,950,000	Thai Beverage PCL	1,975,346
		3,366,924
	BIOTECH & PHARMA - 11.8%
11,900	Johnson & Johnson	1,720,978
22,002	Novartis A.G. - ADR	2,141,015
59,750	Sanofi - ADR	2,881,742
155,000	Takeda Pharmaceutical Company Ltd. - ADR	2,052,200
		8,795,935
	CHEMICALS - 1.7%
50,000	Mosaic Company (The)	1,229,000

	CONSTRUCTION MATERIALS - 5.3%
25,180	Holcim A.G.(b)	2,424,233
82,010	MDU Resources Group, Inc.	1,477,820
		3,902,053
	DIVERSIFIED INDUSTRIALS - 0.6%
1,919	Honeywell International, Inc.	433,483

	E-COMMERCE DISCRETIONARY - 2.1%
25,853	eBay, Inc.	1,601,594

	ELECTRICAL EQUIPMENT - 0.8%
4,856	Daikin Industries Ltd.(b)	575,865

	ENGINEERING & CONSTRUCTION - 4.8%
20,502	Everus Construction Group, Inc.(a)	1,348,007

See accompanying notes which are an integral part of these financial statements.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 92.3% (Continued)
	ENGINEERING & CONSTRUCTION - 4.8% (Continued)
56,675	Tetra Tech, Inc.	$2,257,932
		3,605,939
	ENTERTAINMENT - 1.0%
5,500	Live Nation Entertainment, Inc.(a)	712,250

	ENTERTAINMENT CONTENT - 4.6%
256,280	Canal + SADIR(a)	651,336
4,671	Electronic Arts, Inc.	683,368
256,280	Vivendi S.A.	683,112
16,000	Vivendi S.A. - ADR	104,480
11,567	Walt Disney Company (The)	1,287,986
		3,410,282
	FOOD - 4.9%
284,700	GrainCorp Ltd.	1,293,370
28,000	Nestle S.A. - ADR	2,287,600
		3,580,970
	GAS & WATER UTILITIES - 2.3%
28,270	National Fuel Gas Company	1,715,424

	HOME CONSTRUCTION - 0.6%
6,000	Fortune Brands Innovations, Inc.	409,980

	HOUSEHOLD PRODUCTS - 1.5%
18,960	Unilever plc - ADR	1,075,032

	INTERNET MEDIA & SERVICES - 5.8%
5,764	Alphabet, Inc., Class C	1,097,696
5,428	Meta Platforms, Inc.	3,178,147
		4,275,843
	LEISURE FACILITIES & SERVICES - 1.3%
136,140	Arcos Dorados Holdings, Inc., Class A	991,099

See accompanying notes which are an integral part of these financial statements.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 92.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.9%
26,425	Medtronic PLC	$2,110,829

	METALS & MINING - 2.2%
19,900	Freeport-McMoRan, Inc.	757,792
188,340	Grupo Mexico S.A.B. de C.V. - Series B	896,797
		1,654,589
	OIL & GAS PRODUCERS - 2.5%
12,827	Chevron Corporation	1,857,863

	PUBLISHING & BROADCASTING - 0.5%
256,280	Louis Hachette Group(a)	400,894

	RETAIL - CONSUMER STAPLES - 3.9%
9,000	PriceSmart, Inc.	829,530
23,000	Walmart, Inc.	2,078,051
		2,907,581
	RETAIL - DISCRETIONARY - 1.1%
2,104	Home Depot, Inc. (The)	818,435

	SEMICONDUCTORS - 2.4%
6,354	Applied Materials, Inc.	1,033,351
9,098	Micron Technology, Inc.	765,688
		1,799,039
	SOFTWARE - 4.1%
7,110	Microsoft Corporation	2,996,865

	TECHNOLOGY HARDWARE - 6.1%
7,272	Apple, Inc.	1,821,054
44,810	Cisco Systems, Inc.	2,652,751
		4,473,805
	TECHNOLOGY SERVICES - 1.0%
8,688	Fidelity National Information Services, Inc.	701,730

See accompanying notes which are an integral part of these financial statements.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 92.3% (Continued)
	TELECOMMUNICATIONS - 3.8%
56,000	AT&T, Inc.	$1,275,120
152,000	Orange S.A. - ADR	1,495,680
		2,770,800
	TOBACCO & CANNABIS - 2.9%
67,000	Imperial Brands plc - ADR	2,147,350

	WHOLESALE - CONSUMER STAPLES - 2.1%
20,003	Bunge Global S.A.	1,555,435

	TOTAL COMMON STOCKS (Cost $53,872,704)	68,123,622

	EXCHANGE-TRADED FUNDS — 6.2%
	COMMODITY - 4.6%
65,000	SPDR Gold MiniShares Trust(a)	3,379,350

	FIXED INCOME - 1.6%
12,800	SPDR Bloomberg 1-3 Month T-Bill ETF	1,170,304

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,656,005)	4,549,654

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 0.5%

	HOUSEHOLD PRODUCTS — 0.5%
4,000	Henkel A.G. & Company KGaA(b)	—		350,979

	TOTAL PREFERRED STOCKS (Cost $355,491)			350,979

See accompanying notes which are an integral part of these financial statements.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
417,248	First American Treasury Obligations Fund, Class X, 4.38% (Cost $417,248)(c)	$417,248

	TOTAL INVESTMENTS - 99.6% (Cost $58,301,448)	$73,441,503
	CALL OPTIONS WRITTEN - (0.2)% (Premiums received - $121,022)	(161,350)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	460,092
	NET ASSETS - 100.0%	$73,740,245

Contracts(d)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (0.2)%
	CALL OPTIONS WRITTEN - (0.2)%
250	eBay, Inc.	Pershing	01/17/2025	$63	$1,548,750	$28,750
300	Kratos Defense & Security Solutions, Inc.	Pershing	02/21/2025	25	791,400	87,600
300	Kratos Defense & Security Solutions, Inc.	Pershing	02/21/2025	28	791,400	45,000
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $121,022)					161,350

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $121,022)					$161,350

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

PLC	- Public Limited Company

S/A	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2024.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes which are an integral part of these financial statements.

CATALYST/LYONS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5%
	APPAREL & TEXTILE PRODUCTS - 3.3%
7,545	Crocs, Inc.(a)	$826,404

	BEVERAGES - 1.5%
13,727	Celsius Holdings, Inc.(a)	361,569

	COMMERCIAL SUPPORT SERVICES - 3.9%
4,719	Waste Management, Inc.	952,247

	ELECTRICAL EQUIPMENT - 9.5%
1,908	Lennox International, Inc.	1,162,544
10,368	Vertiv Holdings Company	1,177,908
		2,340,452
	HEALTH CARE FACILITIES & SERVICES - 16.8%
4,563	Cencora, Inc.	1,025,215
1,936	Chemed Corporation	1,025,693
3,364	HCA Healthcare, Inc.	1,009,705
2,146	UnitedHealth Group, Inc.	1,085,575
		4,146,188
	INDUSTRIAL INTERMEDIATE PROD - 6.0%
18,783	Mueller Industries, Inc.	1,490,618

	INDUSTRIAL SUPPORT SERVICES - 4.9%
1,151	WW Grainger, Inc.	1,213,212

	INTERNET MEDIA & SERVICES - 4.4%
1,868	Meta Platforms, Inc.	1,093,733

	LEISURE FACILITIES & SERVICES - 8.4%
4,858	Darden Restaurants, Inc.	906,940
4,147	Marriott International, Inc., Class A	1,156,764
		2,063,704
	RETAIL - CONSUMER STAPLES - 6.2%
1,131	Costco Wholesale Corporation	1,036,302

See accompanying notes which are an integral part of these financial statements.

CATALYST/LYONS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	RETAIL - CONSUMER STAPLES - 6.2% (Continued)
6,639	Dollar General Corporation	$503,369
		1,539,671
	RETAIL - DISCRETIONARY - 9.1%
364	AutoZone, Inc.(a)	1,165,528
7,138	Penske Automotive Group, Inc.	1,088,117
		2,253,645
	SEMICONDUCTORS - 2.7%
1,069	KLA Corporation	673,598

	SOFTWARE - 7.1%
2,899	Cadence Design Systems, Inc.(a)	871,033
2,059	Microsoft Corporation	867,869
		1,738,902
	STEEL - 3.5%
7,678	Steel Dynamics, Inc.	875,829

	TECHNOLOGY HARDWARE - 4.3%
4,285	Apple, Inc.	1,073,050

	TECHNOLOGY SERVICES - 7.9%
5,092	Broadridge Financial Solutions, Inc.	1,151,251
5,162	Insight Enterprises, Inc.(a)	785,140
		1,936,391

	TOTAL COMMON STOCKS (Cost $21,684,535)	24,579,213

	SHORT-TERM INVESTMENT — 0.3%
	MONEY MARKET FUND - 0.3%
65,581	First American Treasury Obligations Fund, Class X, 4.38% (Cost $65,581)(b)	65,581

	TOTAL INVESTMENTS - 99.8% (Cost $21,750,116)	$24,644,794
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	40,498
	NET ASSETS - 100.0%	$24,685,292

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2024.

See accompanying notes which are an integral part of these financial statements.

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4%
	AEROSPACE & DEFENSE - 3.2%
3,300	TransDigm Group, Inc.	$4,182,024

	APPAREL & TEXTILE PRODUCTS - 7.8%
33,050	Deckers Outdoor Corporation(a)	6,712,125
14,740	Ralph Lauren Corporation	3,404,645
		10,116,770
	ASSET MANAGEMENT - 7.1%
37,050	Apollo Global Management, Inc.	6,119,177
3,150	Blackrock, Inc.	3,229,097
		9,348,274
	BANKING - 2.5%
64,805	HSBC Holdings plc - ADR(b)	3,205,255

	BIOTECH & PHARMA - 4.7%
107,250	Teva Pharmaceutical Industries Ltd. - ADR(a)	2,363,790
9,345	Vertex Pharmaceuticals, Inc.(a)	3,763,232
		6,127,022
	E-COMMERCE DISCRETIONARY - 5.0%
29,355	Amazon.com, Inc.(a)	6,440,193

	ELECTRICAL EQUIPMENT - 5.1%
16,250	Allegion plc	2,123,550
64,265	Amphenol Corporation, Class A	4,463,204
		6,586,754
	ENGINEERING & CONSTRUCTION - 8.3%
49,000	Fluor Corporation(a)	2,416,680
26,010	Quanta Services, Inc.(b)	8,220,461
		10,637,141
	HEALTH CARE REIT - 1.4%
31,750	Ventas, Inc.	1,869,758

	INSTITUTIONAL FINANCIAL SERVICES - 2.8%
12,850	Evercore, Inc., Class A	3,561,892

See accompanying notes which are an integral part of these financial statements.

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	INSURANCE - 5.2%
39,280	Brown & Brown, Inc.	$4,007,345
89,890	Corebridge Financial, Inc.	2,690,408
		6,697,753
	LEISURE FACILITIES & SERVICES - 2.0%
19,500	Shake Shack, Inc., Class A(a),(b)	2,531,100

	OIL & GAS PRODUCERS - 3.0%
139,800	Kinder Morgan, Inc.	3,830,520

	RETAIL - CONSUMER STAPLES - 2.9%
4,075	Costco Wholesale Corporation(b)	3,733,800

	SEMICONDUCTORS - 6.4%
22,100	Coherent Corporation(a)	2,093,533
31,550	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	6,230,810
		8,324,343
	SOFTWARE - 6.7%
6,150	Duolingo, Inc.(a)	1,994,015
11,585	Microsoft Corporation	4,883,077
23,850	SS&C Technologies Holdings, Inc.	1,807,353
		8,684,445
	SPECIALTY FINANCE - 3.9%
16,800	American Express Company	4,986,072

	SPECIALTY REITS - 3.6%
43,825	Iron Mountain, Inc.	4,606,445

	TECHNOLOGY HARDWARE - 12.6%
61,500	Corning, Inc.	2,922,480
13,975	F5, Inc.(a)	3,514,293
120,315	Flex Ltd.(a),(b)	4,618,893
11,205	Motorola Solutions, Inc.	5,179,287
		16,234,953

See accompanying notes which are an integral part of these financial statements.

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	TRANSPORTATION EQUIPMENT - 2.9%
10,770	Cummins, Inc.	$3,754,422

	WHOLESALE - CONSUMER STAPLES - 2.3%
44,175	US Foods Holding Corporation(a)	2,980,046

	TOTAL COMMON STOCKS (Cost $89,661,944)	128,438,982

	SHORT-TERM INVESTMENTS — 8.7%
	COLLATERAL FOR SECURITIES LOANED - 8.1%
10,461,912	Mount Vernon Liquid Assets Portfolio, 4.51% (Cost $10,461,912)(c)(d)	10,461,912

	MONEY MARKET FUND - 0.6%
773,181	First American Treasury Obligations Fund, Class X, 4.38% (Cost $773,181)(c)	773,181

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,235,093)	11,235,093

	TOTAL INVESTMENTS - 108.1% (Cost $100,897,037)	$139,674,075
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.1)%	(10,520,202)
	NET ASSETS - 100.0%	$129,153,873

ADR	- American Depositary Receipt

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan. The total fair value of the securities on loan as of December 31, 2024 was $10,169,972.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2024.

(d)	Security was purchased with cash received as collateral for securities on loan at December 31, 2024. Total collateral had a value of $10,461,912 at December 31, 2024.

See accompanying notes which are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited)
December 31, 2024

	Catalyst Insider	Catalyst Energy	Catalyst/MAP
	Buying Fund	Infrastructure Fund	Global Equity Fund
	(Consolidated)
ASSETS:
Investment in Securities, at Cost	$17,921,872	$230,891,187	$58,301,448
Investment in Securities, at Value	$19,664,385	$364,761,824	$73,441,503
Cash	10,938	153,675	—
Receivable for Fund shares sold	—	299,275	324,537
Dividends and interest receivable	4,188	496,081	198,464
Prepaid expenses and other assets	33,167	42,653	26,350
Total Assets	19,712,678	365,753,508	73,990,854

LIABILITIES:
Options written (proceeds $0, $0, $121,022)	—	—	161,350
Payable upon return of securities loaned (Market value of securities on loan $3,273,442, $0, $0)	3,371,641	—	—
Unrealized depreciation on swap contracts	171,470	—	—
Payable for Fund shares redeemed	14,681	64,027	10,678
Investment advisory fees payable	4,083	386,240	39,037
Trustee fee payable	4,386	4,411	4,470
Payable to related parties	2,668	13,882	4,781
Compliance Officer fees payable	49	69	244
Accrued 12b-1 fees	12,315	66,214	14,914
Accrued expenses and other liabilities	3,244	38,396	15,135
Total Liabilities	3,584,537	573,239	250,609

Net Assets	$16,128,141	$365,180,269	$73,740,245

NET ASSETS CONSIST OF:
Paid in capital	$62,450,323	$245,860,486	$59,231,930
Accumulated earnings (deficits)	(46,322,182)	119,319,783	14,508,315
Net Assets	$16,128,141	$365,180,269	$73,740,245

Class A
Net Assets	$10,152,469	$40,996,182	$9,936,662
Shares of beneficial interest outstanding (a)	485,374	1,432,518	590,489
Net asset value per share (Net assets/shares outstanding)	$20.92	$28.62	$16.83
Maximum offering price per share (b)	$22.20	$30.37	$17.86
Minimum redemption price per share (c)	$20.71	$28.33	$16.66
Class C
Net Assets	$1,056,710	$34,657,316	$6,248,357
Shares of beneficial interest outstanding (a)	53,778	1,213,007	382,971
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$19.65	$28.57	$16.32
Class I
Net Assets	$4,918,962	$289,526,771	$57,555,226
Shares of beneficial interest outstanding (a)	229,112	10,069,651	3,413,287
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$21.47	$28.75	$16.86

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(c)	Investments in Class A shares made at or above $1 million breakpoint where you do not pay an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited)(Continued)
December 31, 2024

	Catalyst/Lyons	Catalyst
	Tactical	Dynamic Alpha
	Allocation Fund	Fund
ASSETS:
Investment in Securities, at Cost	$21,750,116	$100,897,037
Investment in Securities, at Value	$24,644,794	$139,674,075
Receivable for Fund shares sold	47,960	138,824
Dividends and interest receivable	10,718	102,047
Prepaid expenses and other assets	37,093	29,343
Total Assets	24,740,565	139,944,289

LIABILITIES:
Payable upon return of securities loaned (Market value of securities on loan $0, $10,169,972)	—	10,461,912
Payable for Fund shares redeemed	12,322	109,227
Investment advisory fees payable	11,203	99,972
Trustee fee payable	4,405	4,428
Payable to related parties	4,360	6,941
Compliance Officer fees payable	368	—
Accrued 12b-1 fees	8,427	83,371
Accrued expenses and other liabilities	14,188	24,565
Total Liabilities	55,273	10,790,416

Net Assets	$24,685,292	$129,153,873

NET ASSETS CONSIST OF:
Paid in capital	$21,955,688	$88,472,822
Accumulated earnings	2,729,604	40,681,051
Net Assets	$24,685,292	$129,153,873

Class A
Net Assets	$7,111,415	$62,053,879
Shares of beneficial interest outstanding (a)	469,878	2,696,249
Net asset value per share (Net assets/shares outstanding)	$15.13	$23.01
Maximum offering price per share (b)	$16.05	$24.41
Minimum redemption price per share (c)	$14.98	$22.78

Class C
Net Assets	$8,532,477	$18,212,903
Shares of beneficial interest outstanding (a)	593,672	922,280
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$14.37	$19.75

Class I
Net Assets	$9,041,400	$48,887,091
Shares of beneficial interest outstanding (a)	595,957	2,073,409
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$15.17	$23.58

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(c)	Investments in Class A shares made at or above $1 million breakpoint where you do not pay an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended December 31, 2024

	Catalyst Insider	Catalyst Energy	Catalyst/MAP
	Buying Fund	Infrastructure Fund	Global Equity Fund
	(Consolidated)
Investment Income:
Dividend income	$71,755	$7,364,407	$2,533,940
Interest income	18,499	26,100	17,467
Securities lending - net	3,069	—	—
Foreign tax withheld	(4,939)	(253,203)	(217,502)
Total Investment Income	88,384	7,137,304	2,333,905

Operating Expenses:
Investment advisory fees	88,003	2,045,920	390,639
12b-1 fees:
Class A	13,002	46,626	12,944
Class C	7,614	163,431	36,382
Registration fees	26,603	29,816	24,794
Financial administration/Fund accounting fees	14,887	51,165	25,909
Networking fees	10,706	129,766	37,829
Legal fees	8,078	9,089	8,344
Trustees’ fees	8,067	8,067	8,067
Audit fees	3,560	6,448	4,117
Compliance officer fees	3,056	9,155	5,245
Transfer agent fees	2,680	7,517	3,765
Custody fees	2,014	10,332	6,795
Printing expense	1,759	18,641	2,997
Legal administration/Management services fees	1,523	28,321	6,761
Interest expense	960	436	227
Insurance expense	226	3,741	1,133
Miscellaneous expense	1,316	1,514	1,311
Total Operating Expenses	194,054	2,569,985	577,259
Less: Fees waived by Advisor	(59,940)	(16,230)	(152,766)
Net Operating Expenses	134,114	2,553,755	424,493

Net Investment Income (Loss)	(45,730)	4,583,549	1,909,412

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Options Written, and Foreign Currency Translations:
Net realized gain (loss) from:
Investments	325,709	13,844,570	1,588,499
Options written	—	—	(91,498)
Swap contracts	(292,032)
Foreign currency transactions	(11)	(8,580)	(13,257)
Net realized gain	33,666	13,835,990	1,483,744

Net change in unrealized appreciation (depreciation) on:
Investments	228,879	38,379,929	(1,835,579)
Options written	—	—	(67,184)
Swap contracts	(171,470)	—	—
Foreign currency translations	(33)	—	51
Net change in unrealized appreciation (depreciation)	57,376	38,379,929	(1,902,712)

Net Realized and Unrealized Gain (Loss) on Investments	91,042	52,215,919	(418,968)

Net Increase in Net Assets Resulting From Operations	$45,312	$56,799,468	$1,490,444

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited)(Continued)
For the Six Months Ended December 31, 2024

	Catalyst/Lyons	Catalyst
	Tactical	Dynamic Alpha
	Allocation Fund	Fund
Investment Income:
Dividend Income	$132,414	$921,340
Interest Income	34,051	22,574
Securities lending - net	—	8,127
Foreign tax withheld	—	(8,793)
Total Investment Income	166,465	943,248

Operating Expenses:
Investment advisory fees	186,844	653,730
12b-1 fees:
Class A	9,171	80,782
Class C	49,420	93,471
Registration fees	25,607	30,355
Networking fees	17,603	45,938
Financial administration/Fund accounting fees	15,732	28,432
Legal fees	10,834	8,569
Interest expense	8,749	120
Trustees’ fees	8,067	8,067
Compliance officer fees	5,961	7,140
Transfer agent fees	4,393	4,437
Audit fees	3,755	4,747
Legal administration/Management services fees	2,587	11,312
Custody fees	1,968	5,036
Printing expense	1,754	5,036
Insurance expense	493	1,715
Miscellaneous expense	1,712	1,311
Total Operating Expenses	354,650	990,198
Less: Fees waived by Advisor	(96,465)	(77,124)
Net Operating Expenses	258,185	913,074

Net Investment Income (Loss)	(91,720)	30,174

Realized and Unrealized Gain on Investments, and Purchased Options:
Net realized gain from:
Investments	1,421,957	6,422,325
Net realized gain	1,421,957	6,422,325

Net change in unrealized appreciation (depreciation) on:
Investments	(1,680,717)	1,400,886
Net change in unrealized appreciation/(depreciation)	(1,680,717)	1,400,886

Net Realized and Unrealized Gain (Loss) on Investments	(258,760)	7,823,211

Net Increase (Decrease) in Net Assets Resulting From Operations	$(350,480)	$7,853,385

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets

	Catalyst Insider Buying Fund		Catalyst Energy Infrastructure Fund		Catalyst/MAP Global Equity Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024	December 31, 2024	June 30, 2024	December 31, 2024	June 30, 2024
	(Consolidated)		(Unaudited)		(Unaudited)
	(Unaudited)
Operations:
Net investment income (loss)	$(45,730)	$(149,623)	$4,583,549	$6,909,586	$1,909,412	$1,045,130
Net realized gain	33,666	6,169,609	13,835,990	15,061,908	1,483,744	1,176,447
Net change in unrealized appreciation (depreciation)	57,376	(1,175,421)	38,379,929	42,074,980	(1,902,712)	4,391,257
Net increase in net assets resulting from operations	45,312	4,844,565	56,799,468	64,046,474	1,490,444	6,612,834

Distributions to Shareholders from:
Return of Capital
Class A	—	—	—	(759,978)	—	—
Class C	—	—	—	(648,711)	—	—
Class I	—	—	—	(5,267,295)	—	—
Accumulated Earnings
Class A	—	—	(978,847)	(1,068,693)	(764,665)	(228,633)
Class C	—	—	(736,721)	(928,174)	(475,280)	(122,733)
Class I	—	—	(7,070,099)	(7,392,271)	(4,660,904)	(1,471,578)

Total distributions to shareholders	—	—	(8,785,667)	(16,065,122)	(5,900,849)	(1,822,944)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	617,090	2,570,982	5,072,841	5,825,371	676,234	1,476,305
Class C	123,044	3,686	3,079,299	3,616,743	91,420	445,800
Class I	270,428	3,064,070	40,354,306	46,547,702	5,309,777	7,479,993
Reinvestment of distributions
Class A	—	—	786,942	1,419,722	625,586	173,996
Class C	—	—	616,224	1,354,563	446,025	112,580
Class I	—	—	6,036,551	10,703,112	4,330,854	1,329,340
Cost of shares redeemed
Class A	(1,033,171)	(3,238,908)	(5,241,433)	(6,509,567)	(1,139,000)	(1,670,105)
Class C	(730,551)	(1,228,650)	(4,020,598)	(6,912,895)	(1,052,913)	(1,746,802)
Class I	(1,784,918)	(1,872,857)	(25,056,680)	(46,313,740)	(6,369,527)	(11,532,299)
Net increase (decrease) in net assets from share transactions of beneficial interest	(2,538,078)	(701,677)	21,627,452	9,731,011	2,918,456	(3,931,192)

Total Increase (Decrease) in Net Assets	(2,492,766)	4,142,888	69,641,253	57,712,363	(1,491,949)	858,698

Net Assets:
Beginning of period	18,620,907	14,478,019	295,539,016	237,826,653	75,232,194	74,373,496
End of period	$16,128,141	$18,620,907	$365,180,269	$295,539,016	$73,740,245	$75,232,194

Share Activity:
Class A
Shares Sold	28,594	128,197	181,991	259,288	37,639	86,090
Shares Reinvested	—	—	29,582	65,678	35,547	10,622
Shares Redeemed	(49,263)	(176,238)	(197,231)	(303,530)	(61,652)	(98,425)
Net increase (decrease) in shares of Beneficial interest	(20,669)	(48,041)	14,342	21,436	11,534	(1,713)

Class C
Shares Sold	6,538	237	116,201	171,646	5,017	27,004
Shares Reinvested	—	—	23,260	62,853	26,177	7,076
Shares Redeemed	(36,125)	(74,130)	(153,840)	(310,264)	(59,775)	(104,774)
Net decrease in shares of Beneficial interest	(29,587)	(73,893)	(14,379)	(75,765)	(28,581)	(70,694)

Class I
Shares Sold	12,457	146,516	1,489,804	2,111,566	285,821	441,248
Shares Reinvested	—	—	225,722	493,203	245,855	80,959
Shares Redeemed	(82,792)	(101,800)	(930,062)	(2,158,830)	(346,454)	(679,874)
Net increase (decrease) in shares of Beneficial interest	(70,335)	44,716	785,464	445,939	185,222	(157,667)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/Lyons Tactical Allocation Fund		Catalyst Dynamic Alpha Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024	December 31, 2024	June 30, 2024
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$(91,720)	$58,902	$30,174	$(29,675)
Net realized gain (loss)	1,421,957	(237,679)	6,422,325	8,025,612
Net change in unrealized appreciation (depreciation)	(1,680,717)	3,320,475	1,400,886	11,097,833

Net increase (decrease) in net assets resulting from operations	(350,480)	3,141,698	7,853,385	19,093,770

Distributions to Shareholders from:
Accumulated Earnings
Class A	(1,389)	(57,152)	(5,468,144)	(2,696)
Class C	—	(32,899)	(1,859,574)	—
Class I	(23,313)	(118,395)	(4,241,158)	(140,508)

Total distributions to shareholders	(24,702)	(208,446)	(11,568,876)	(143,204)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	708,405	2,633,635	5,076,164	12,178,400
Class C	162,883	361,091	450,931	2,144,433
Class I	2,149,493	11,211,887	7,924,517	11,002,833
Reinvestment of distributions
Class A	1,340	54,870	5,314,869	2,629
Class C	—	31,829	1,776,938	—
Class I	20,246	101,729	4,014,700	132,129
Cost of shares redeemed
Class A	(963,071)	(959,747)	(11,964,693)	(19,266,148)
Class C	(1,954,278)	(5,774,668)	(2,010,806)	(11,644,391)
Class I	(11,795,435)	(6,864,741)	(6,675,237)	(8,687,473)
Net increase (decrease) in net assets from share transactions of beneficial interest	(11,670,417)	795,885	3,907,383	(14,137,588)

Total increase (decrease) in Net Assets	(12,045,599)	3,729,137	191,892	4,812,978

Net Assets:
Beginning of period	36,730,891	33,001,754	128,961,981	124,149,003
End of period	$24,685,292	$36,730,891	$129,153,873	$128,961,981

Share Activity:
Class A
Shares Sold	45,298	177,071	210,775	546,036
Shares Reinvested	84	3,840	224,067	130
Shares Redeemed	(61,390)	(66,193)	(494,061)	(942,368)
Net increase (decrease) in shares of Beneficial interest	(16,008)	114,718	(59,219)	(396,202)

Class C
Shares Sold	10,895	26,727	21,502	108,536
Shares Reinvested	—	2,327	87,276	—
Shares Redeemed	(132,427)	(414,833)	(95,742)	(620,085)
Net decrease in shares of Beneficial interest	(121,532)	(385,779)	13,036	(511,549)

Class I
Shares Sold	137,515	756,561	318,867	518,074
Shares Reinvested	1,269	7,104	165,214	6,352
Shares Redeemed	(752,403)	(473,825)	(267,412)	(411,399)
Net increase (decrease) in shares of Beneficial interest	(613,619)	289,840	216,669	113,027

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Buying Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
	(Consolidated)
	(Unaudited)
Net asset value, beginning of period	$20.88		$15.02	$11.33	$24.08	$18.49	$19.28

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.08)		(0.16)	0.07	(0.24)	(0.28)	(0.04)
Net realized and unrealized gain (loss) on investments	0.12		6.02	3.62	(12.51)	5.87	(0.75)
Total from investment operations	0.04		5.86	3.69	(12.75)	5.59	(0.79)

Net asset value, end of period	$20.92		$20.88	$15.02	$11.33	$24.08	$18.49

Total return (B)	0.19	% (G)	39.01%	32.57%	(52.95)%	30.23%	(4.10)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$10,158		$10,568	$8,322	$7,959	$21,299	$14,703
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement (C)	2.23	% (H)	2.24%	2.29%	1.81%	1.70%	1.69%
Expenses, net waiver and reimbursement (C)	1.54	% (H)	1.54%	1.55%	1.53%	1.53%	1.54%
Net investment loss, before waiver and reimbursement (C,D)	(1.40	)% (H)	(1.62)%	(0.21)%	(1.57)%	(1.47)%	(0.34)%
Net investment income (loss), net waiver and reimbursement (C,D)	(0.72	)% (H)	(0.92)%	0.53%	(1.29)%	(1.30)%	(0.20)%
Portfolio turnover rate	44	% (G)	183%	214%	66%	77%	249%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
	(Consolidated)
	(Unaudited)
Net asset value, beginning of period	$19.69		$14.27	$10.85	$23.22	$17.97	$18.87

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.14)		(0.27)	(0.03)	(0.37)	(0.43)	(0.17)
Net realized and unrealized gain (loss) on investments	0.10		5.69	3.45	(12.00)	5.68	(0.73)
Total from investment operations	(0.04)		5.42	3.42	(12.37)	5.25	(0.90)

Net asset value, end of period	$19.65		$19.69	$14.27	$10.85	$23.22	$17.97

Total return (B)	(0.20	)% (G)	37.98%	31.52%	(53.27)%	29.22%	(4.77)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,057		$1,642	$2,244	$2,485	$9,015	$7,926
Ratios to average net assets (including interest expense)(F)
Expenses, before waiver and reimbursement (C)	2.98	% (H)	3.02%	3.04%	2.56%	2.45%	2.44%
Expenses, net waiver and reimbursement (C)	2.30	% (H)	2.29%	2.29%	2.28%	2.28%	2.29%
Net investment loss, before waiver and reimbursement (C,D)	(2.12	)% (H)	(2.41)%	(1.00)%	(2.32)%	(2.22)%	(1.09)%
Net investment loss, net waiver and reimbursement (C,D)	(1.43	)% (H)	(1.66)%	(0.25)%	(2.04)%	(2.05)%	(0.94)%
Portfolio turnover rate	44	% (G)	183%	214%	66%	77%	249%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.21	% (H)	2.23%	2.28%	1.81%	1.70%	1.68%
Expenses, net waiver and reimbursement (C)	1.53	% (H)	1.53%	1.54%	1.53%	1.53%	1.53%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.96	% (H)	3.01%	3.03%	2.56%	2.45%	2.43%
Expenses, net waiver and reimbursement (C)	2.28	% (H)	2.28%	2.28%	2.28%	2.28%	2.28%

(G)	Not annualized.

(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Buying Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
	(Consolidated)
	(Unaudited)
Net asset value, beginning of period	$21.41		$15.36	$11.56	$24.50	$18.77	$19.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.05)		(0.12)	0.10	(0.20)	(0.23)	0.02
Net realized and unrealized gain (loss) on investments	0.11		6.17	3.70	(12.74)	5.96	(0.76)
Total from investment operations	0.06		6.05	3.80	(12.94)	5.73	(0.74)

Net asset value, end of period	$21.47		$21.41	$15.36	$11.56	$24.50	$18.77

Total return (B)	0.28	% (F)	39.39%	32.87%	(52.82)%	30.53%	(3.79)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$4,928		$6,411	$3,912	$4,682	$23,773	$17,478
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement (C)	1.98	% (G)	1.97%	2.04%	1.56%	1.45%	1.44%
Expenses, net waiver and reimbursement (C)	1.30	% (G)	1.29%	1.29%	1.28%	1.28%	1.29%
Net investment loss, before waiver and reimbursement (C,D)	(1.11	)% (G)	(1.36)%	(0.01)%	(1.32)%	(1.22)%	(0.06)%
Net investment income (loss), net waiver and reimbursement(C,D)	(0.43	)% (G)	(0.68)%	0.74%	(1.04)%	(1.05)%	0.09%
Portfolio turnover rate	44	% (F)	183%	214%	66%	77%	249%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	1.96	% (G)	1.96%	2.03%	1.56%	1.45%	1.43%
Expenses, net waiver and reimbursement (C)	1.28	% (G)	1.28%	1.28%	1.28%	1.28%	1.28%

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Energy Infrastructure Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

Class A
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2024	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	(C)
(Unaudited)
Net asset value, beginning of period	$24.69	$20.55	$18.02	$17.47	$12.18	$22.94

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.14	0.57	0.56	0.63	0.59	0.96
Net realized and unrealized gain (loss) on investments	4.49	4.93	3.31	1.25	6.00	(9.19)
Total from investment operations	4.63	5.50	3.87	1.88	6.59	(8.23)

LESS DISTRIBUTIONS:
From net investment income	(0.70)	(0.80)	(0.48)	(0.42)	(0.16)	(1.63)
From return of capital	—	(0.56)	(0.86)	(0.91)	(1.14)	(0.90)
Total distributions	(0.70)	(1.36)	(1.34)	(1.33)	(1.30)	(2.53)

Net asset value, end of period	$28.62	$24.69	$20.55	$18.02	$17.47	$12.18

Total return (B)	19.00	% (F)	27.93%	22.08%	11.07%	58.01%	(38.65)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$41,018	$35,015	$28,702	$26,527	$30,687	$23,625
Ratios to average net assets (including interest expense)(D)
Expenses, before waiver and reimbursement	1.69	% (G)	1.73%	1.75%	1.73%	1.81%	1.81%
Expenses, net waiver and reimbursement	1.68	% (G)	1.68%	1.69%	1.68%	1.68%	1.70%
Net investment income, before waiver and reimbursement	0.98	% (G)	2.58%	2.78%	3.46%	4.16%	5.34%
Net investment income, net waiver and reimbursement	1.04	% (G)	2.64%	2.84%	3.51%	4.28%	5.45%
Portfolio turnover rate	9	% (F)	22%	18%	25%	32%	49%

Class C
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2024	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	(C)
(Unaudited)
Net asset value, beginning of period	$24.65	$20.52	$18.00	$17.45	$12.17	$22.92

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.04	0.41	0.41	0.49	0.48	0.83
Net realized and unrealized gain (loss) on investments	4.48	4.92	3.31	1.26	6.00	(9.18)
Total from investment operations	4.52	5.33	3.72	1.75	6.48	(8.35)

LESS DISTRIBUTIONS:
From net investment income	(0.60)	(0.70)	(0.43)	(0.38)	(0.15)	(1.54)
From return of capital	—	(0.50)	(0.77)	(0.82)	(1.05)	(0.86)
Total distributions	(0.60)	(1.20)	(1.20)	(1.20)	(1.20)	(2.40)

Net asset value, end of period	$28.57	$24.65	$20.52	$18.00	$17.45	$12.17

Total return (B)	18.55	% (F)	26.99%	21.15%	10.26%	56.78%	(39.03)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$34,660	$30,257	$26,745	$22,817	$21,492	$17,127
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement	2.45	% (G)	2.48%	2.50%	2.48%	2.56%	2.57%
Expenses, net waiver and reimbursement	2.44	% (G)	2.43%	2.44%	2.43%	2.43%	2.45%
Net investment income, before waiver and reimbursement	0.27	% (G)	1.84%	2.03%	2.67%	3.40%	4.61%
Net investment income, net waiver and reimbursement	0.33	% (G)	1.89%	2.09%	2.72%	3.52%	4.73%
Portfolio turnover rate	9	% (F)	22%	18%	25%	32%	49%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Effective March 25, 2020, the Fund had a five-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the five-for-one stock split.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.69	% (G)	1.73%	1.75%	1.73%	1.80%	1.79%
Expenses, net waiver and reimbursement	1.68	% (G)	1.68%	1.69%	1.68%	1.67%	1.68%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.44	% (G)	2.48%	2.50%	2.48%	2.55%	2.54%
Expenses, net waiver and reimbursement	2.43	% (G)	2.43%	2.44%	2.43%	2.42%	2.43%

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Energy Infrastructure Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

Class I
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2024	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	(C)
(Unaudited)
Net asset value, beginning of period	$24.80	$20.64	$18.09	$17.53	$12.22	$23.02

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.18	0.63	0.61	0.68	0.62	1.01
Net realized and unrealized gain (loss) on investments	4.50	4.94	3.34	1.26	6.03	(9.24)
Total from investment operations	4.68	5.57	3.95	1.94	6.65	(8.23)

LESS DISTRIBUTIONS:
From net investment income	(0.73)	(0.82)	(0.50)	(0.44)	(0.17)	(1.65)
From return of capital	—	(0.59)	(0.90)	(0.94)	(1.17)	(0.92)
Total distributions	(0.73)	(1.41)	(1.40)	(1.38)	(1.34)	(2.57)

Net asset value, end of period	$28.75	$24.80	$20.64	$18.09	$17.53	$12.22

Total return (B)	19.15	% (E)	28.21%	22.42%	11.37%	58.39%	(38.45)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$289,267	$230,267	$182,380	$154,931	$103,297	$58,983
Ratios to average net assets (including interest expense)(D)
Expenses, before waiver and reimbursement	1.44	% (F)	1.48%	1.50%	1.48%	1.55%	1.56%
Expenses, net waiver and reimbursement	1.43	% (F)	1.43%	1.44%	1.43%	1.43%	1.45%
Net investment income, before waiver and reimbursement	1.26	% (F)	2.84%	3.03%	3.65%	4.32%	5.63%
Net investment income, net waiver and reimbursement	1.32	% (F)	2.89%	3.09%	3.70%	4.43%	5.74%
Portfolio turnover rate	9	% (E)	22%	18%	25%	32%	49%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Effective March 25, 2020, the Fund had a five-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the five-for-one stock split.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.44	% (F)	1.48%	1.50%	1.48%	1.55%	1.54%
Expenses, net waiver and reimbursement	1.43	% (F)	1.43%	1.44%	1.43%	1.42%	1.43%

(E)	Not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Equity Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of period	$17.85		$16.74	$15.55	$17.10	$13.28	$14.75

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.44		0.22	0.25	0.20	0.16	0.18
Net realized and unrealized gain (loss) on investments	(0.07)		1.29	0.94	(1.44)	3.93	(1.14)
Total from investment operations	0.37		1.51	1.19	(1.24)	4.09	(0.96)

LESS DISTRIBUTIONS:
From net investment income	(0.60)		(0.30)	—	(0.31)	(0.27)	(0.31)
From net realized gains on investments	(0.79)		(0.10)	—	—	—	(0.20)
Total distributions	(1.39)		(0.40)	—	(0.31)	(0.27)	(0.51)

Net asset value, end of period	$16.83		$17.85	$16.74	$15.55	$17.10	$13.28

Total return (B)	1.89	% (G)	9.24%	7.65%	(7.41)%	31.10%	(6.81)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$9,914		$10,332	$9,719	$8,845	$10,172	$10,667
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement (C)	1.61	% (H)	1.60%	1.59%	1.57%	1.63%	1.64%
Expenses, net waiver and reimbursement (C)	1.21	% (H)	1.21%	1.21%	1.21%	1.21%	1.21%
Net investment income, before waiver and reimbursement (C,D)	4.34	% (H)	0.89%	1.20%	0.83%	0.60%	0.86%
Net investment income, net waiver and reimbursement (C,D)	4.73	% (H)	1.28%	1.58%	1.19%	1.02%	1.29%
Portfolio turnover rate	12	% (G)	22%	27%	10%	14%	42%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of period	$17.26		$16.19	$15.16	$16.67	$12.95	$14.40

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.35		0.09	0.12	0.07	0.04	0.07
Net realized and unrealized gain (loss) on investments	(0.05)		1.25	0.91	(1.40)	3.85	(1.12)
Total from investment operations	0.30		1.34	1.03	(1.33)	3.89	(1.05)

LESS DISTRIBUTIONS:
From net investment income	(0.45)		(0.17)	—	(0.18)	(0.17)	(0.20)
From net realized gains on investments	(0.79)		(0.10)	—	—	—	(0.20)
Total distributions	(1.24)		(0.27)	—	(0.18)	(0.17)	(0.40)

Net asset value, end of period	$16.32		$17.26	$16.19	$15.16	$16.67	$12.95

Total return (B)	1.56	% (G)	8.40%	6.79%	(8.07)%	30.18%	(7.54)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$6,248		$7,104	$7,808	$8,279	$10,321	$8,961
Ratios to average net assets (including interest expense)(F)
Expenses, before waiver and reimbursement (C)	2.35	% (H)	2.35%	2.34%	2.32%	2.38%	2.39%
Expenses, net waiver and reimbursement (C)	1.97	% (H)	1.96%	1.96%	1.96%	1.96%	1.96%
Net investment income (loss), before waiver and reimbursement (C,D)	3.51	% (H)	0.15%	0.40%	0.05%	(0.13)%	0.10%
Net investment income, net waiver and reimbursement (C,D)	3.90	% (H)	0.54%	0.78%	0.41%	0.29%	0.53%
Portfolio turnover rate	12	% (G)	22%	27%	10%	14%	42%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	1.61	% (H)	1.60%	1.59%	1.57%
Expenses, net waiver and reimbursement (C)	1.21	% (H)	1.21%	1.21%	1.21%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.35	% (H)	2.35%	2.34%	2.32%
Expenses, net waiver and reimbursement (C)	1.96	% (H)	1.96%	1.96%	1.96%

(G)	Not annualized.

(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Equity Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of period	$17.90		$16.79		$15.56	$17.11	$13.29	$14.76

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.47		0.26		0.29	0.25	0.21	0.21
Net realized and unrealized gain (loss) on investments	(0.07)		1.29		0.94	(1.45)	3.92	(1.14)
Total from investment operations	0.40		1.55		1.23	(1.20)	4.13	(0.93)

LESS DISTRIBUTIONS:
From net investment income	(0.65)		(0.34)		—	(0.35)	(0.31)	(0.34)
From net realized gains on investments	(0.79)		(0.10)		—	—	—	(0.20)
Total distributions	(1.44)		(0.44)		—	(0.35)	(0.31)	(0.54)

Net asset value, end of period	$16.86		$17.90		$16.79	$15.56	$17.11	$13.29

Total return (B)	1.98	% (F)	9.49	% (F)	7.90%	(7.15)%	31.42%	(6.59)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$57,265		$57,796		$56,847	$54,994	$51,380	$32,104
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement (C)	1.35	% (G)	1.35%		1.34%	1.32%	1.37%	1.38%
Expenses, net waiver and reimbursement (C)	0.96	% (G)	0.96%		0.96%	0.96%	0.96%	0.96%
Net investment income, before waiver and reimbursement (C)(D)	4.66	% (G)	1.15%		1.44%	1.12%	0.96%	1.06%
Net investment income, net waiver and reimbursement (C)(D)	5.05	% (G)	1.54%		1.82%	1.48%	1.38%	1.48%
Portfolio turnover rate	12	% (F)	22%		27%	10%	14%	42%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	1.35	% (G)	1.35%	1.34%	1.32%
Expenses, net waiver and reimbursement (C)	0.96	% (G)	0.96%	0.96%	0.96%

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Lyons Tactical Allocation Fund
Financial Highlights

For a Share Outstanding Throughout Each Period
Class A
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2024	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
(Unaudited)
Net asset value, beginning of period	$15.43	$14.09	$15.25	$19.01	$13.81	$15.38

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.04)	0.06	0.20	(0.06)	(0.03)	0.10
Net realized and unrealized gain (loss) on investments	(0.26)	1.43	(I)	0.31	(3.59)	5.81	—	(E,H)
Total from investment operations	(0.30)	1.49	0.51	(3.65)	5.78	0.10

LESS DISTRIBUTIONS:
From net investment income	—	(0.15)	—	—	—	(0.15)
From net realized gains on investments	—	—	(1.67)	(0.11)	(0.58)	(1.52)
Total distributions	—	(0.15)	(1.67)	(0.11)	(0.58)	(1.67)

Net asset value, end of period	$15.13	$15.43	$14.09	$15.25	$19.01	$13.81

Total return (B)	(1.93	)% (J)	10.65%	3.84%	(19.33)%	42.45%	0.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$7,111	$7,495	$5,229	$6,317	$8,874	$5,775
Ratios to average net assets (including interest expense)(F)
Expenses, before waiver and reimbursement (C)	2.26	% (I)	2.09%	2.01%	1.90%	1.94%	1.95%
Expenses, net waiver and reimbursement (C)	1.60	% (I)	1.56%	1.53%	1.53%	1.53%	1.56%
Net investment income (loss), before waiver and reimbursement (C,D)	(1.16	)% (I)	(0.15)%	0.91%	(0.70)%	(0.62)%	0.28%
Net investment income (loss), net waiver and reimbursement (C,D)	(0.50	)% (I)	0.38%	1.39%	(0.33)%	(0.20)%	0.67%
Portfolio turnover rate	46	% (J)	17%	94%	54%	32%	108%

Class C
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2024	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
(Unaudited)
Net asset value, beginning of period	$14.70	$13.42	$14.71	$18.48	$13.53	$15.08

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.09)	(0.05)	0.09	(0.19)	(0.16)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.24)	1.36	(I)	0.29	(3.47)	5.69	0.01	(E)
Total from investment operations	(0.33)	1.31	0.38	(3.66)	5.53	(0.01)

LESS DISTRIBUTIONS:
From net investment income	—	(0.03)	—	—	—	(0.02)
From net realized gains on investments	—	—	(1.67)	(0.11)	(0.58)	(1.52)
Total distributions	—	(0.03)	(1.67)	(0.11)	(0.58)	(1.54)

Net asset value, end of period	$14.37	$14.70	$13.42	$14.71	$18.48	$13.53

Total return (B)	(2.24	)% (J)	9.81%	3.05%	(19.94)%	41.46%	(0.03)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$8,533	$10,514	$14,775	$16,480	$21,494	$15,542
Ratios to average net assets (including interest expense)(G)
Expenses, before waiver and reimbursement (C)	3.01	% (K)	2.86%	2.76%	2.65%	2.69%	2.72%
Expenses, net waiver and reimbursement (C)	2.35	% (K)	2.32%	2.28%	2.28%	2.28%	2.32%
Net investment income (loss), before waiver and reimbursement (C,D)	(1.91	)% (K)	(0.92)%	0.16%	(1.44)%	(1.37)%	(0.52)%
Net investment income (loss), net waiver and reimbursement (C,D)	(1.25	)% (K)	(0.38)%	0.64%	(1.07)%	(0.96)%	(0.12)%
Portfolio turnover rate	46	% (J)	17%	94%	54%	32%	108%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ended June 30, 2020, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.19	% (K)	2.06%	2.01%	1.90%	1.94%	1.95%
Expenses, net waiver and reimbursement (C)	1.53	% (K)	1.53%	1.53%	1.53%	1.53%	1.55%

(G)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.95	% (K)	2.82%	2.76%	2.65%	2.69%	2.70%
Expenses, net waiver and reimbursement (C)	2.28	% (K)	2.28%	2.28%	2.28%	2.28%	2.30%

(H)	Represents an amount less than $0.01 per share.

(I)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended June 30, 2024, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(J)	Not annualized.

(K)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Lyons Tactical Allocation Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

Class I
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2024	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
(Unaudited)
Net asset value, beginning of period	$15.48	$14.13	$15.26	$18.98	$13.75	$15.33

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.01)	0.09	0.23	(0.01)	0.01	0.14
Net realized and unrealized gain (loss) on investments	(0.26)	1.44	0.31	(3.60)	5.80	0.01	(E)
Total from investment operations	(0.27)	1.53	0.54	(3.61)	5.81	0.15

LESS DISTRIBUTIONS:
From net investment income	(0.04)	(0.18)	—	—	—	(0.21)
From net realized gains on investments	—	—	(1.67)	(0.11)	(0.58)	(1.52)
Total distributions	(0.04)	(0.18)	(1.67)	(0.11)	(0.58)	(1.73)

Net asset value, end of period	$15.17	$15.48	$14.13	$15.26	$18.98	$13.75

Total return (B)	(1.76	)% (G)	10.95%	4.05%	(19.15)%	42.86%	1.02%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$9,005	$18,722	$12,998	$17,044	$22,650	$13,016
Ratios to average net assets (including interest expense)(F)
Expenses, before waiver and reimbursement (C)	1.97	% (H)	1.82%	1.75%	1.65%	1.69%	1.70%
Expenses, net waiver and reimbursement (C)	1.32	% (H)	1.30%	1.28%	1.28%	1.28%	1.30%
Net investment income (loss), before waiver and reimbursement (C,D)	(0.82	)% (H)	0.13%	1.15%	(0.44)%	(0.36)%	0.53%
Net investment income (loss), net waiver and reimbursement (C,D)	(0.19	)% (H)	0.64%	1.62%	(0.07)%	0.05%	0.93%
Portfolio turnover rate	46	% (G)	17%	94%	54%	32%	108%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ended June 30, 2020, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	1.92	% (H)	1.79%	1.75%	1.65%	1.69%	1.69%
Expenses, net waiver and reimbursement (C)	1.28	% (H)	1.28%	1.28%	1.28%	1.28%	1.30%

(G)	Not annualized.

(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Dynamic Alpha Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

Class A
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2024	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
(Unaudited)
Net asset value, beginning of period	$23.68	$20.07	$17.42	$24.69	$20.47	$19.50

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.01	0.01	0.06	0.01	(0.13)	—	(E)
Net realized and unrealized gain (loss) on investments	1.52	3.60	(H)	2.81	(0.62)	4.35	0.99
Total from investment operations	1.53	3.61	2.87	(0.61)	4.22	0.99

LESS DISTRIBUTIONS:
From net investment income	—	(0.00	) (E)	—	—	—	(0.02)
From net realized gains on investments	(2.20)	—	(0.22)	(6.66)	—	—
Total distributions	(2.20)	(0.00)	(0.22)	(6.66)	—	(0.02)

Net asset value, end of period	$23.01	$23.68	$20.07	$17.42	$24.69	$20.47

Total return (B)	6.20	% (J)	17.99%	16.55%	(6.77)%	20.62%	5.10%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$62,019	$65,255	$63,267	$65,337	$84,018	$84,563
Ratios to average net assets (including interest expense)(C)
Expenses, before waiver and reimbursement (F)	1.50	% (K)	1.51%	1.52%	1.49%	1.48%	1.54%
Expenses, net waiver and reimbursement (F)	1.38	% (K)	1.38%	1.38%	1.38%	1.38%	1.39%
Net investment income (loss), before waiver and reimbursement (F,G)	(0.02	)% (K)	(0.10)%	0.19%	(0.05)%	(0.67)%	(0.14)%
Net investment income (loss), net waiver and reimbursement (F,G)	0.10	% (K)	0.03%	0.33%	0.06%	(0.58)%	0.01%
Portfolio turnover rate	43	% (J)	63%	79%	85%	116%	106%

Class C
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2024	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
(Unaudited)
Net asset value, beginning of period	$20.68	$17.66	$15.47	$22.74	$18.99	$18.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.07)	(0.14)	(0.07)	(0.14)	(0.28)	(0.13)
Net realized and unrealized gain (loss) on investments	1.34	3.16	(H)	2.48	(0.47)	4.03	0.91
Total from investment operations	1.27	3.02	2.41	(0.61)	3.75	0.78

LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	—	—
From net realized gains on investments	(2.20)	—	(0.22)	(6.66)	—	—
Total distributions	(2.20)	—	(0.22)	(6.66)	—	—

Net asset value, end of period	$19.75	$20.68	$17.66	$15.47	$22.74	$18.99

Total return (B)	5.79	% (J)	17.10	% (I)	15.65%	(7.45)%	19.75%	4.28%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$18,224	$18,806	$25,098	$26,315	$36,180	$35,572
Ratios to average net assets (including interest expense)(D)
Expenses, before waiver and reimbursement (F)	2.25	% (K)	2.26%	2.27%	2.24%	2.23%	2.29%
Expenses, net waiver and reimbursement (F)	2.15	% (K)	2.14%	2.13%	2.13%	2.13%	2.14%
Net investment loss, before waiver and reimbursement (F,G)	(0.77	)% (K)	(0.87)%	(0.56)%	(0.81)%	(1.43)%	(0.89)%
Net investment loss, net waiver and reimbursement (F,G)	(0.66	)% (K)	(0.74)%	(0.42)%	(0.70)%	(1.33)%	(0.74)%
Portfolio turnover rate	43	% (J)	63%	79%	85%	116%	106%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (F)	1.50	% (K)	1.51%	1.52%	1.49%	1.48%	1.53%
Expenses, net waiver and reimbursement (F)	1.38	% (K)	1.38%	1.38%	1.38%	1.38%	1.38%

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (F)	2.25	% (K)	2.26%	2.27%	2.24%	2.23%	2.28%
Expenses, net waiver and reimbursement (F)	2.13	% (K)	2.13%	2.13%	2.13%	2.13%	2.13%

(E)	Represents an amount less than $0.01 per share.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended June 30, 2024, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(I)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(J)	Not annualized.

(K)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Dynamic Alpha Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

Class I
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2024	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
(Unaudited)
Net asset value, beginning of period	$24.18	$20.52	$17.76	$25.00	$20.67	$19.71

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.04	0.06	0.11	0.07	(0.08)	0.05
Net realized and unrealized gain (loss) on investments	1.56	3.68	(F)	2.87	(0.65)	4.41	0.99
Total from investment operations	1.60	3.74	2.98	(0.58)	4.33	1.04

LESS DISTRIBUTIONS:
From net investment income	—	(0.08)	—	—	—	(0.08)
From net realized gains on investments	(2.20)	—	(0.22)	(6.66)	—	—
Total distributions	(2.20)	(0.08)	(0.22)	(6.66)	—	(0.08)

Net asset value, end of period	$23.58	$24.18	$20.52	$17.76	$25.00	$20.67

Total return (B)	6.36	% (G)	18.27%	16.85%	(6.54)%	20.95%	5.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$48,881	$44,900	$35,784	$34,899	$51,163	$59,938
Ratios to average net assets (including interest expense)(C)
Expenses, before waiver and reimbursement (D)	1.25	% (H)	1.26%	1.27%	1.24%	1.23%	1.29%
Expenses, net waiver and reimbursement (D)	1.13	% (H)	1.13%	1.13%	1.13%	1.13%	1.14%
Net investment income (loss), before waiver and reimbursement (D,E)	0.23	% (H)	0.17%	0.44%	0.18%	(0.43)%	0.10%
Net investment income (loss), net waiver and reimbursement (D,E)	0.35	% (H)	0.30%	0.58%	0.29%	(0.33)%	0.25%
Portfolio turnover rate	43	% (G)	63%	79%	85%	116%	106%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (D)	1.25	% (H)	1.26%	1.27%	1.24%	1.23%	1.28%
Expenses, net waiver and reimbursement (D)	1.13	% (H)	1.13%	1.13%	1.13%	1.13%	1.13%

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended June 30, 2024, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(G)	Not annualized.

(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2024

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-five series. These financial statements include the following five series set forth below (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below. The Funds’ investment advisor is Catalyst Capital Advisors, LLC (the “Advisor” or “CCA”).

Fund	Sub-Advisor	Primary Objective
Catalyst Insider Buying Fund (“Insider Buying”)		Long-term capital appreciation
Catalyst Energy Infrastructure Fund (“Energy Infrastructure”)	SL Advisors, LLC (“SL”)	Current income and capital appreciation
Catalyst/MAP Global Equity Fund (“Global Equity”)	Managed Asset Portfolios, LLC (“MAP”)	Long-term capital appreciation
Catalyst/Lyons Tactical Allocation Fund (“Tactical Allocation”)	Lyons Wealth Management, LLC (“Lyons”)	Long-term capital appreciation
Catalyst Dynamic Alpha Fund (“Dynamic Alpha”)	Cookson, Peirce & Co., Inc. (“CP”)	Long-term capital appreciation

Energy Infrastructure and Dynamic Alpha are each non-diversified series of the Trust and Insider Buying, Global Equity, and Tactical Allocation are each diversified series of the Trust.

Each Fund offers Class A, Class C and Class I shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.  All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds and is in accordance with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

a)      Operating Segments – The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

b)       Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities including Bank Loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end (the “open-end funds”) or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuation represents fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

the exchange. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In some circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Advisor as valuation designee, pursuant to the Rule 2a-5 procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2024, for each Fund’s assets and liabilities measured at fair value:

Insider Buying
Assets(a)	Total	Level 1	Level 2	Level 3
Common Stocks	$13,758,489	$13,758,489	$—	$—
U.S. Government & Agencies	2,319,971	2,319,971	—	—
Short-Term Investment	214,284	214,284	—	—
Total	$16,292,744	$16,292,744	$—	$—
Collateral for Securities Loaned (b)	3,371,641
Total Assets	$19,664,385
Liabilities(c)	Total	Level 1	Level 2	Level 3
Total Return Swap (c)	$171,470	$171,470	$—	$—
Total Liabilities	$171,470	$171,470	$—	$—

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

Energy Infrastructure
Assets(a)	Total	Level 1	Level 2	Level 3
Common Stocks	$363,533,573	$363,533,573	$—	$—
Short-Term Investment	1,228,251	1,228,251	—	—
Total Assets	$364,761,824	$364,761,824	$—	$—

Global Equity
Assets(a)	Total	Level 1	Level 2	Level 3
Common Stocks	$68,123,622	$68,123,622	$—	$—
Exchange-Traded Funds	4,549,654	4,549,654	—	—
Preferred Stocks	350,979	350,979	—	—
Short-Term Investment	417,248	417,248	—	—
Total Assets	$73,441,503	$73,441,503	$—	$—

Liabilities(a)	Total	Level 1	Level 2	Level 3
Call Options Written	$161,350	$161,350	$—	$—
Total Liabilities	$161,350	$161,350	$—	$—

Tactical Allocation
Assets(a)	Total	Level 1	Level 2	Level 3
Common Stocks	$24,579,213	$24,579,213	$—	$—
Short-Term Investment	65,581	65,581	—	—
Total Assets	$24,644,794	$24,644,794	$—	$—

Dynamic Alpha
Assets(a)	Total	Level 1	Level 2	Level 3
Common Stocks	$128,438,982	$128,438,982	$—	$—
Short-Term Investment	773,181	773,181	—	—
Total	$129,212,163	$129,212,163	$—	$—
Collateral for Securities Loaned (b)	10,461,912
Total Assets	$139,674,075

The Funds did not hold any Level 3 securities during the period.

(a)	Refer to the Schedule of Investments for industry security classifications.

(b)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

(c)	Amounts shown are cumulative net unrealized appreciation/depreciation on total return swaps contracts open as of December 31, 2024.

c)       Accounting for Options – The Funds are subject to equity price risks in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Funds’ agent in acquiring the options).

Swap Agreements – Insider Buying Alpha has entered into total return swap transactions for investment purposes. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the unrealized appreciation to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

Consolidation of Subsidiary – CIBF Fund Limited (“CIBF”) – The Consolidated Schedules of Investments, Consolidated Statements of Asset and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of Insider Buying include the accounts of CIBF-CFC, which is a wholly-owned and controlled foreign subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

Insider Buying may invest up to 25% of its total assets in CIBF-CFC, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Insider Buying Fund’s investment in CIBF-CFC is as follows:

	Inception Date of CFC	CFC Net Assets at December 31, 2024	% of Total Net Assets at December 31, 2024
CIBF-CFC	11/5/2024	$ 2,153,052	13.35%

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

For tax purposes, the CIBF-CFC is an exempted Cayman investment company. The CIBF-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CIBF-CFC is a controlled foreign corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, the CIBF-CFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the respective Fund’s investment company taxable income.

The CFC utilizes commodity-based derivative products to facilitate the Insider Buying’s pursuit of its investment objectives.

In accordance with its investment objectives and through its exposure to the aforementioned commodity-based derivative products, the Funds may have increased or decreased exposure to one or more of the following risk factors defined below:

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural environmental or man-made disasters; climate-change and climate related events; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

Derivatives Risk – Even a small investment in derivatives (including the Fund’s exposure to futures, forwards and options) may give rise to leverage risk (which can increase volatility and magnify the Fund’s potential for loss), counterparty risk (the risk that a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments), and can have a significant impact on the Fund’s performance. Derivatives are also subject to credit risk (the counterparty may default) and liquidity risk (the Fund may not be able to sell the security or otherwise exit the contract in a timely manner).

Swaps Risk – Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The costs of investing in swaps will be indirectly paid by the Fund.

Wholly-Owned Subsidiary Risk – By investing in CIBF-CFC, the Insider Buying Fund is indirectly exposed to the commodities risks associated with the CIBF-CFC’s investments in commodity-related instruments. Shareholders of the Insider Buying Fund are indirectly subject to the principal risks of the CIBF-CFC by virtue of the Insider Buying Fund’s investment in CIBF-CFC. There can be no assurance that the CIBF-CFC’s investments will contribute to the Insider Buying Fund’s returns. The S CIBF-CFC is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Insider Buying Fund and/or CIBF-CFC to operate as described in this Prospectus and could adversely affect the Insider Buying Fund, such as by reducing the Insider Buying Fund’s investment returns. The Insider Buying Fund and CIBF-CFC are “commodity pools” under the U.S. Commodity Exchange Act, and the Advisor is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

(“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Insider Buying Fund and CIBF-CFC and subject each to CFTC penalties if reporting was found to be deficient.

Derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at December 31, 2024, were as follows:

Fund	Derivative	Risk Type	Location of derivatives on Statements of Assets and Liabilities	Fair value of asset/liability derivatives
Insider Buying
	Total Return Swap	Mixed	Unrealized depreciation on swap contracts	$171,470
			Totals	$171,470
Global Equity
	Written Options	Equity	Options Written	$161,351
			Totals	$161,351

The effect of derivative instruments on the Statements of Operations for the six months ended December 31, 2024, were as follows:

Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	Realized and unrealized gain (loss) on derivatives
Insider Buying
	Total Return Swap	Mixed	Net realized loss on swap contracts	$(292,032)
	Total Return Swap	Mixed	Net change in unrealized depreciation on swap contracts	(171,470)
			Totals	$(463,502)
Global Equity
	Written Options	Equity	Net realized gain on options written	$(91,498)
	Written Options	Equity	Net change in unrealized appreciation on options written	(67,185)
			Totals	$(158,683)

As of December 31, 2024, the amounts realized and changes in unrealized gains and losses on derivative instruments during the six months as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The following table presents the Funds’ assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of December 31, 2024:

					Gross Amounts Not Offset in the Statements of Assets & Liabilities
Insider Buying	Counterparty	Gross Amounts of Recognized Liabilities	Derivatives available for Offset	Net Amounts of Liabilities	Financial Instruments Pledged	Cash Collateral Pledged (2)	Net Amount
Description of Liability:
Total Return Swap	CIBC	$171,470	$—	$171,470	—	$—	$171,470
Total		$171,470	$—	$171,470	—	$—	$171,470

d)       Investment Companies – Some Funds may invest in other investment companies, including closed-end funds and exchange traded funds (“ETFs”)(collectively, “Underlying Funds”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying Funds in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to its own specific risks, but the advisor and/or sub-advisor expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Funds.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

e)       Federal Income Tax – The Funds have qualified and/or intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the period ended December 31, 2024, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2024, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on or to be taken on Federal income tax returns for all open tax years (tax years or periods ended 2021-2023 for the Funds) or expected to be taken in 2024 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

f)       Security Transactions and Investment Income – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in Master Limited Partnerships (“MLPs”) generally are comprised of income and return of capital. The Funds record these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

g)        Energy Infrastructure typically concentrates its investments in the energy sector and, therefore, is more susceptible to energy sector risk. Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks (which could occur if the MLP raises capital and then invests it in projects whose return fails to exceed the cost of capital raised) and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund. The Energy Infrastructure Fund has a tax year end of November 30.

h)       Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

i)       Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

j) Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. The following table summarizes each Fund’s dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Insider Buying	Annually	Annually
Energy Infrastructure	Monthly	Annually
Global Equity	Annually	Annually
Tactical Allocation	Annually	Annually
Dynamic Alpha	Annually	Annually

k)     Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

l)       Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

m)       Redemption Fees and Sales Charges (loads) – A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Investments in Class A shares made at or above the $1 million breakpoint where you do not pay an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class A in the event of certain redemption transactions within one year following such investments. There were no CDSC fees paid by the shareholders of the Funds.

n)        Cash – Each Fund considers its investment in an FDIC insured interest bearing savings account to be cash. Each Fund maintains cash balances, which, at times, may exceed federally insured limits. Each Fund maintains these balances with a high quality financial institution.

o)       Distributions from REITs – Distribution from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

(2) INVESTMENT TRANSACTIONS

For the six months ended December 31, 2024, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales Proceeds
	(excluding U.S.	(excluding U.S.	Purchases of	Sales Proceeds of
	Government	Government	U.S. Government	U.S. Government
Fund	Securities)	Securities)	Securities	Securities
Insider Buying	$7,508,579	$10,282,204	$—	$—
Energy Infrastructure	44,306,765	27,868,256	—	—
Global Equity	9,246,901	10,948,147	—	—
Tactical Allocation	13,114,078	17,831,034	—	—
Dynamic Alpha	54,898,207	62,479,622	—	—

(3) INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The Advisor acts as investment manager for the Funds pursuant to the terms of an investment advisory agreement with the Trust, on behalf of the Funds (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Advisor manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Each investment sub-advisor is responsible for the day-to-day management of their Fund’s portfolio. The Advisor provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment advisory services, the Funds pay to the Advisor an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Advisor, not the Funds.

The Advisor and the Trust, with respect to the Funds, have entered into Expense Limitation Agreements (the “Expense Limitation”) under which the Advisor has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to ensure total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; underlying fund expenses; and extraordinary expenses such as regulatory inquiry and litigation expenses) do not exceed the expense limitation shown in the table below, based each Fund’s average daily net assets.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

For the six months ended December 31, 2024, the Advisor waived investment advisory fees. The Advisor may recapture a portion of the waived amounts. The Advisor may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred, if the Fund is able to make the repayment without exceeding the limitation in effect at that time of the waiver or at the time of the reimbursement, no later than the dates as stated below:

	Investment					Investment Advisory
	Advisory	Expense Limitation				Waived and/or
Fund	Agreement	Cl A	Cl C	Cl I	Expires	Reimbursed
Insider Buying	1.00%	1.53%	2.29%	1.28%	10/31/2025	$59,940
Energy Infrastructure	1.25%	1.68%	2.44%	1.43%	10/31/2025	16,230
Global Equity	1.00%	1.21%	1.97%	0.96%	10/31/2025	152,766
Tactical Allocation	1.25%	1.53%	2.29%	1.28%	10/31/2025	96,465
Dynamic Alpha	1.00%	1.38%	2.14%	1.13%	10/31/2025	77,124

	Recapture Expires
	No Later Than June 30,
Fund	2025	2026	2027
Insider Buying	$106,821	$114,421	$111,701
Energy Infrastructure	88,950	145,542	126,735
Global Equity	277,805	285,664	291,573
Tactical Allocation	196,082	175,583	170,596
Dynamic Alpha	177,953	172,829	154,667

A Trustee is also the controlling member of MFund Services, LLC (“MFund”) and the Advisor, and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special Board meeting and Risk and Compliance Committee meeting attended.  The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the Funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust, and the Chairmen of the Trust’s Audit Committee and Risk and Compliance Committee receive an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds.  The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Board has adopted the Trust’s Master Distribution Plan Pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Each class of shares, excluding Class I shares, allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC (the “Distributor”) and Advisor for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares. Alt Fund Distributors LLC, acts as a wholesale marketing and distribution agent for the Funds. As compensation for these services, Alt Fund Distributors is entitled to reimbursement, through the Funds’ Rule 12b-1 Plan, of expenses attributable to sales of Fund shares including marketing materials, broker commission financing costs, and wholesaling fees.

Pursuant to the Management Services Agreement between the Trust and MFund, an affiliate of the Advisor, provides the Funds with various management and legal administrative services (the “Management Services Agreement”). For these services, the Funds pay MFund an annual asset-based fee in accordance with the following schedule applied at the Fund family level (i.e., all the Funds in the Trust advised by the Advisor): 0.10% of net assets up to $50 million; 0.07% of net assets from $50 million to $100 million; 0.05% of net assets from $100 million to $250 million; 0.04% of net assets from $250 million to $500 million; 0.03% of net assets from $500 million to $1 billion; 0.02% of net assets from $1 billion to $5 billion; and 0.01% of assets from $5 billion and above. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Legal administration/Management service fees.”

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

Pursuant to the Compliance Services Agreement, MFund provides chief compliance officer services to the Funds (the “Compliance Services Agreement”). For these services, the Funds pay MFund $1,200 per month for the first fund in the fund family and $400 each additional fund; $400 for each adviser and sub-adviser; and .0025% of the assets of each Fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amounts due to MFund for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Compliance Officer fees payable” and the amounts accrued for the year are shown in the Statements of Operations under “Compliance Officer fees.”

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Officers of the Trust are also employees of UFS, and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of the Distributor and UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

For the six months ended December 31, 2024, the 12b-1 expenses accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C
Insider Buying	$13,002	$7,614
Energy Infrastructure	46,626	163,431
Global Equity	12,944	36,382
Tactical Allocation	9,171	49,420
Dynamic Alpha	80,782	93,471

(4) AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Insider Buying	$17,955,289	$2,797,813	$(1,088,717)	$1,709,096
Energy Infrastructure	242,782,068	128,429,540	(449,784)	127,979,756
Global Equity	58,262,057	19,479,606	(4,501,838)	14,977,768
Tactical Allocation	21,750,116	4,440,522	(1,545,844)	2,894,678
Dynamic Alpha	100,933,271	39,401,343	(660,539)	38,740,804

(5) DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2024 and June 30, 2023 (for the period ended November 30, 2023 and November 30, 2022 for Energy Infrastructure) was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2024	Income	Capital Gains	Capital	Total
Catalyst Insider Buying Fund	$—	$—	$—	$—
Catalyst Energy Infrastructure Fund	3,723,004	—	12,342,871	16,065,122
Catalyst/MAP Global Equity Fund	1,380,160	442,784	—	1,822,944
Catalyst/Lyons Tactical Allocation Fund	208,446	—	—	208,446
Catalyst Dynamic Alpha Fund	142,824	380	—	143,204

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2023	Income	Capital Gains	Capital	Total
Catalyst Insider Buying Fund	$—	$—	$—	$—
Catalyst Energy Infrastructure Fund	4,707,130	—	10,352,450	15,059,580
Catalyst/MAP Global Equity Fund	—	—	—	—
Catalyst/Lyons Tactical Allocation Fund	337,185	3,827,769	—	4,164,954
Catalyst Dynamic Alpha Fund	12,818	1,539,705	—	1,552,523

As of June 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows (except for Energy Infrastructure in which its November 30, 2023 components of distributable earnings have been adjusted for June 30, 2024 activity):

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Insider Buying	$—	$—	$(90,722)	$(47,756,989)	$—	$1,480,217	$(46,367,494)
Energy Infrastructure	—	—	—	(25,784,061)	—	44,340,315	18,556,254
Global Equity	1,047,283	884,273	—	—	—	16,987,164	18,918,720
Tactical Allocation	—	—	—	(1,470,609)	—	4,575,395	3,104,786
Dynamic Alpha	—	7,068,984	(12,362)	—	—	37,339,919	44,396,541

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, and adjustments for partnerships, grantor trusts and C-Corporation return of capital distributions. The unrealized appreciation (depreciation) in the table above may include unrealized foreign currency gains (losses).

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Insider Buying	$90,722
Energy Infrastructure	—
Global Equity	—
Tactical Allocation	—
Dynamic Alpha	12,362

At June 30, 2024, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows (except for Energy Infrastructure in which its November 30, 2023 capital loss carryforwards are as follows):

	Short-Term	Long-Term
	Non-Expiring	Non-Expiring	Total	CLCF Utilized
Insider Buying	$46,321,777	$1,435,212	$47,756,989	$4,616,119
Energy Infrastructure	9,772,352	16,011,709	25,784,061	11,245,502
Global Equity	—	—	—	—
Tactical Allocation	624,187	846,422	1,470,609	—
Dynamic Alpha	—	—	—	287,660

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

During the fiscal period ended June 30, 2024, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses and net operating losses, the use of tax equalization credits and distributions in excess resulted in reclassifications for the Funds for the fiscal year ended June 30, 2024 as follows:

	Paid In	Accumulated
	Capital	Earnings (Deficit)
Insider Buying	$(14,287)	$14,287
Energy Infrastructure	—	—
Global Equity	304,316	(304,316)
Tactical Allocation	(149,544)	149,544
Dynamic Alpha	647,411	(647,411)

(6) LINE OF CREDIT

Currently, the Funds have a $150,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”). Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on an annualized basis. The Uncommitted Line has an interest rate of the Prime Rate with a maturity of January 22, 2025. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that the Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so. During the six months ended December 31, 2024, the Funds accessed the line of credit, based only on the days borrowed, as follows:

	Average Amount				Outstanding
	Borrowings	Interest	Average	Number of Days	Borrowings
	Outstanding	Expense (1)	Interest Rate	Outstanding	12/31/2024
Insider Buying	$39,750	$108	8.17%	12	$—
Energy Infrastructure	676,000	452	8.08%	3	—
Global Equity	321,000	227	8.50%	3	—
Tactical Allocation	1,207,486	10,381	8.16%	37	—
Dynamic Alpha	273,250	239	7.81%	4	—

(1)	Includes only Interest Expense related to Line of Credit for the six months ended December 31, 2024 and may not tie back to the Statements of Operations, which also may include overdrafts, line of credit fees, and broker interests.

(7) SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement with the Bank. Each participating Fund can lend its securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the Funds’ collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Securities lending income, if any, is disclosed in the Funds’ Statements of Operations and is net of fees retained by the counterparty. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market. The remaining contractual maturity of all securities lending transactions are overnight and continuous.

The below table shows the collateral held by each Fund at the six months ended December 31, 2024.

Fund	Market Value of Loaned Securities	Market Value of Collateral	Percentage of Total Investment Income
Insider Buying	$3,273,442	$3,371,641	4.15%
Dynamic Alpha	10,169,972	10,461,912	0.86%

Securities collateralized below 102% or 105% for foreign securities. The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102% or 105%.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2024.

					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments (1)	Cash Collateral Pledged	Net Amount
Insider Buying
Liabilities
Securities Loaned	US Bank	$3,273,442	$—	$3,273,442	$(3,273,442)	$—	$—

Dynamic Alpha
Liabilities
Securities Loaned	US Bank	$10,169,972	$—	$10,169,972	$(10,169,972)	$—	$—

(1)	The amount is limited to the loaned securities and accordingly, does not include excess collateral pledged.

(8) BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2024, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Energy	Map/Global	Dynamic
Owner	Infrastructure	Equity	Alpha
Pershing	—	—	—
LPL Financial, LLC *	34.3%	—	—
Charles Schwab & Co., Inc.	—	37.0%	35.1%

*	These owners are comprised of multiple investors and accounts.

(9) SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has determined no events or transactions occurred requiring adjustment or disclosure in the financial statements.

ADDITIONAL INFORMATION

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures – Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By	/s/ Michael Schoonover

Michael Schoonover

Principal Executive Officer/President

Date: 3/10/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Schoonover

Michael Schoonover
Principal Executive Officer/President
Date: 3/10/2025

By	/s/ Erik Naviloff

Erik Naviloff
Principal Financial Officer/Treasurer
Date: 3/10/2025